As filed with the Securities and Exchange Commission on July 29, 2004
                      1933 Act Registration No. 333-120168
                       1940 Act Registration No. 811-21647

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
        Pre-Effective Amendment No.          [ ]
                                      -----
      Post-Effective Amendment No.      1    [X]
               and/or                 -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
        Amendment No.                   2    [X]
                                      -----

                        (Check appropriate box or boxes)

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800


                               Peter Eric Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                 Neuberger Berman Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                            Washington, DC 20036-1800

                       -----------------------------------

Approximate date of proposed public offering: Continuous

 X   immediately upon filing pursuant to paragraph (b)
---
     on                                     pursuant to paragraph (b)
---    -----------------------------------
     60 days after filing pursuant to paragraph (a)(1)
---
     on                                     pursuant to paragraph (a)(1)
---    -----------------------------------
    75 days after filing pursuant to paragraph (a)(2)
---
     on                                     pursuant to paragraph (a)(2)
---    -----------------------------------

Title of Securities Being Registered: Trust Class shares of Neuberger Berman Institutional Cash Fund and Neuberger Berman Prime Money Fund.

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-1A

This Registration Statement contains the following papers and documents:

    Cover Sheet

    Contents of Registration Statement on Form N-1A

    Part A - Prospectus

    Part B - Statement of Additional Information

    Part C - Other Information

    Signature Page

    Exhibit Index

    Exhibits

                                                  ==============================
                                                  NEUBERGER BERMAN
                                           [LOGO] A Lehman Brothers Company
                                                  ==============================
















NEUBERGER BERMAN
INSTITUTIONAL LIQUIDITY SERIES


TRUST CLASS SHARES                              Institutional Cash Fund

                                                Prime Money Fund





PROSPECTUS July 29, 2005


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

NEUBERGER BERMAN
CONTENTS

      INSTITUTIONAL LIQUIDITY SERIES
      TRUST CLASS SHARES

      Institutional Cash Fund..................1

      Prime Money Fund.........................6


      YOUR INVESTMENT
      Maintaining Your Account................11
      Share Prices............................12
      Distributions and Taxes.................13
      Portfolio Holdings Policy...............14
      Market Timing Policy....................14
      Fund Structure..........................14


THESE FUNDS:
o     price their shares at 5:00 p.m. Eastern time
o carry certain risks, including the risk that you could lose money if fund shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)
o use a master-feeder structure, meaning that rather than investing directly in securities, each fund invests in a "master portfolio"; see page 14 for information on how it works




The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered service marks of Neuberger Berman Management Inc.(C)2005 Neuberger Berman Management Inc. All rights reserved.

NEUBERGER BERMAN
INSTITUTIONAL CASH FUND TICKER SYMBOL: NBAXX

GOAL & Strategy

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), and repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the fund will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending (which could create leverage) and may invest the proceeds.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the fund's stringent credit quality policies, the managers invest the fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR
CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES OR 25 MONTHS IN THE CASE OF VARIABLE U.S. GOVERNMENT SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE FUND WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

                            1 INSTITUTIONAL CASH FUND

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.

The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the fund's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

                            2 INSTITUTIONAL CASH FUND

PERFORMANCE

The charts below provide an indication of the risks of investing in Trust Class shares of the fund. The bar chart shows how the fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

=======================
Year            %
=======================
2001       4.01
=======================
2002       1.64
=======================
2003       0.88
=======================
2004       1.09
=======================
Best quarter: Q1 '01, 1.41%   Worst quarter: Q3 '03 & Q1 `04, 0.19%

*For the period from 2/10/2001 to 12/29/2004, the fund was organized in a multiple class structure. As of 12/30/2004, the fund was organized as a feeder fund in a master-feeder structure and portfolio management of the fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc.

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/04

======================================================
                          1 Year       Since Inception
                                          5/8/2000*
======================================================
INSTITUTIONAL CASH         1.09        2.53
=================================================
* For the period from the fund's inception through 2/9/2001, the fund was organized in a master-feeder structure.


PERFORMANCE MEASURES

The information on this page provides different measures of the fund's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the fund, and include all fund expenses.

To obtain the fund's current yield, call 800-877-9700 or visit our website at www.nb.com. The current yield is the fund's net income over a recent seven-day period expressed as an annual rate of return.

                            3 INSTITUTIONAL CASH FUND

INVESTOR EXPENSES

The fund does not charge you any fees for buying or selling Trust Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

-----------------------------------------------------------------------
SHAREHOLDER FEES                                          None
-----------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.

              Management fees**                           0.25
PLUS:         Distribution (12b-1) fees                   None
              Other expenses                              0.04
EQUALS:       Total annual operating expenses***          0.29
-----------------------------------------------------------------------
* THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER-FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE
14. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S  EXPENSES.
** "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
***  NEUBERGER  BERMAN  MANAGEMENT  INC.  HAS  VOLUNTARILY  AGREED  TO WAIVE ITS
INVESTMENT MANAGEMENT FEE IN THE AMOUNT OF 0.02% OF THE FUND'S AVERAGE NET ASSETS THROUGH 3/31/2006. AS A RESULT OF THIS WAIVER, THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE EXPECTED TO BE LIMITED TO 0.27% OF ITS AVERAGE NET ASSETS.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 Year         3 Years        5 Years        10 Years
Expenses        $30            $93            $163           $368

THE EXPENSES DO NOT REFLECT THE EFFECT OF THE VOLUNTARY FEE WAIVER DESCRIBED IN FOOTNOTE
**** TO THE FEE TABLE WHICH EXTENDS THROUGH 3/31/2006; SUCH A WAIVER WOULD RESULT IN EXPENSES OF $28 FOR THE 1 YEAR PERIOD.


PORTFOLIO MANAGER

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management Inc. (the "Sub-Adviser") and Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Asset Management"), has primary responsibility for managing the Cash Management product group at the Sub-Adviser and Lehman Asset Management. (The Sub-Adviser and Lehman Asset Management are both wholly owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining the Sub-Adviser in 2004 and Lehman Asset Management in 2003, Mr. Donohue worked two other investment managers where he was portfolio manager.

ERIC D. HIATT, Vice President, Sub-Adviser and Vice President, Lehman Asset Management, joined the Sub-Adviser in 2004 and Lehman Asset Management in 2003. (The Sub-Adviser and Lehman Asset Management are wholly owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Mr. Hiatt was a money market portfolio manager with another investment manager.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages the Sub-Adviser to provide day-to-day investment management services. As investment adviser, Neuberger Berman Management Inc. is responsible for overseeing the investment activities of the Sub-Adviser. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.10% of average daily net assets for investment management services and 0.15% of average daily net assets for administrative services provided to the Trust Class of shares. Neuberger Berman Management Inc. and the Sub-Adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc. For the 12 months ended 10/31/2004, during a period when the fund was organized in a multiple class structure, the investment management/administration fees paid to Neuberger Berman Management Inc. for services provided to the fund were 0.25% of average daily net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees is available in the fund's annual report to shareholders, dated March 31, 2005.

                            4 INSTITUTIONAL CASH FUND

FINANCIAL HIGHLIGHTS


---------------------------------------------------------------------------------------------------------
                                                                                            Period ended
Year Ended October 31,                2000(1)    2001       2002      2003      2004        3/31/2005(2)
---------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated.  You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
        Share price (NAV) at          1.0000     1.0000     1.0000    1.0000     1.0000     1.0000
        beginning of period

PLUS:   Income from investment
        operations
        Net investment income         0.0307     0.0466     0.0176    0.0096     0.0092     0.0083
        Net gains/losses- realized       -          -         -          -          -       0.0000
        Subtotal:  income from        0.0307     0.0466     0.0176    0.0096     0.0092     0.0083
        investment operations

MINUS:  Distributions to shareholders
        Income dividends              0.0307     0.0466     0.0176    0.0096     0.0092     0.0083
        Capital gain distributions       -          -       0.0000       -       0.0000     0.0000
        Subtotal: distributions to    0.0307     0.0466     0.0176    0.0096     0.0092     0.0083
        shareholders

EQUALS: Share price (NAV) at end of   1.0000     1.0000     1.0000    1.0000     1.0000     1.0000
        period
---------------------------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the fund's expenses and net investment income--as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                 0.35(3)   0.29       0.28      0.28       0.28       0.28(3)
Gross expenses(4)                      -         -          -         -          -          0.30(3)
Expenses(5)                            0.36(3)   0.29       0.28      0.28       0.28       0.28(3)
Net investment income --actual         6.45(3)   4.52       1.74      0.97       0.92       1.99(3)
---------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested.
Total return (%)                      3.11(6)    4.76       1.77      0.97       0.93       0.83(6)
Net assets at end of period (in       635.4      2,125.1    3,156.5   2,682.1    2,691.5    2,247.9
millions of dollars)
---------------------------------------------------------------------------------------------------
THE FIGURES ABOVE FOR THE PERIODS 2/10/2001 THROUGH 12/30/2004 ARE FROM PERIODS DURING
WHICH THE FUND WAS ORGANIZED IN A MULTIPLE CLASS STRUCTURE WITH ONE CLASS, THE TRUST
CLASS.  THE FIGURES ABOVE FOR THE PERIOD 5/8/2000 THROUGH 2/9/2001 ARE FROM THE FUND'S
PREDECESSOR FEEDER FUND AND INCLUDE THE PREDECESSOR FEEDER FUND'S PROPORTIONATE SHARE OF
THE MASTER FUND'S INCOME AND EXPENSES DURING THIS PERIOD.  ALL OF THE ABOVE FIGURES WERE
OBTAINED FROM THE 2005 FINANCIAL STATEMENTS WHICH WERE AUDITED BY ERNST & YOUNG LLP, THE
FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  THEIR REPORT, ALONG WITH FULL
FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 5/8/2000 (BEGINNING OF OPERATIONS) TO 10/31/2000.
(2) PERIOD FROM 11/1/2004 TO 3/31/2005.
(3) ANNUALIZED.
(4) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT
AND/OR WAIVER OF A PORTION OF THE INVESTMENT MANAGEMENT FEE.
(5) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET
ARRANGEMENTS.
(6) NOT ANNUALIZED.

                            5 INSTITUTIONAL CASH FUND

NEUBERGER BERMAN
PRIME MONEY FUND                                    TICKER SYMBOL: NBPXX

GOAL & STRATEGY

THE FUND SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the fund invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The fund will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, and repurchase agreements that are collateralized by these aforementioned instruments and securities of U.S. and foreign banks. The fund seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the fund will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending (which could create leverage) and may invest the proceeds.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the fund's stringent credit quality policies, the managers invest the fund's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The fund is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR
CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES OR 25 MONTHS FOR VARIABLE U.S. GOVERNMENT SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE FUND HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE FUND WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.


                               6 PRIME MONEY FUND

MAIN RISKS

Most of the fund's performance depends on interest rates. When interest rates fall, the fund's yields will typically fall as well. The fund is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the fund normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the fund's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds. Relatively recent legislation permits broad consolidation of financial services companies, the impact of which is difficult to predict. Competition among companies in different portions of the financial services sector has been increasing, a trend that is likely to continue.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. (To reduce that risk, the fund does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.) Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.

The fund's performance also could be affected if unexpected interest rate trends cause the fund's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the fund's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The fund's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition. Over time, money market funds may produce a lower return than bond or stock investments.

OTHER RISKS

ALTHOUGH THE FUND HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THIS FUND IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE FUND MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE 0UARANTEES DO NOT EXTEND TO SHARES OF THE FUND ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE FUND ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE FUND AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.


                               7 PRIME MONEY FUND

PERFORMANCE

When this prospectus was prepared, the fund had not yet completed a full calendar year of operations. Accordingly, performance charts are not included.


                               8 PRIME MONEY FUND

INVESTOR EXPENSES

The fund does not charge you any fees for buying or selling Trust Class shares or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

-----------------------------------------------------------------------
SHAREHOLDER FEES                                          None
-----------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from fund assets, so you pay them indirectly.

              Management fees**                           0.25
PLUS:         Distribution (12b-1) fees***                None
              Other expenses****                          0.08
EQUALS:       Total annual operating expenses*****        0.33
-----------------------------------------------------------------------
* THE TABLE INCLUDES COSTS PAID BY THE FUND AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON MASTER-FEEDER FUNDS, SEE "FUND STRUCTURE" ON PAGE
14. THE FIGURES IN THE TABLE ARE BASED ON LAST YEAR'S EXPENSES.
** "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.
*** THE FUND HAS ADOPTED A RULE 12B-1 PLAN, ALTHOUGH IT CURRENTLY DOES NOT CHARGE ANY DISTRIBUTION (12B-1) FEES. HOWEVER, UPON APPROVAL BY THE FUND'S BOARD OF TRUSTEES, THE FUND MAY CHARGE A MAXIMUM FEE OF 0.15% OF AVERAGE NET ASSETS. **** OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. ***** NEUBERGER BERMAN MANAGEMENT INC. HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT MANAGEMENT FEE IN THE AMOUNT OF 0.02% OF THE FUND'S AVERAGE NET ASSETS THROUGH 3/31/2006. AS A RESULT OF THIS WAIVER, THE TOTAL ANNUAL OPERATING EXPENSES OF THE FUND ARE EXPECTED TO BE LIMITED TO 0.31% OF ITS AVERAGE NET ASSETS.


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 Year         3 Years
Expenses        $34            $106

THE EXPENSES DO NOT REFLECT THE EFFECT OF THE VOLUNTARY FEE WAIVER DESCRIBED IN FOOTNOTE
***** TO THE FEE TABLE WHICH EXTENDS THROUGH 3/31/2006; SUCH A WAIVER WOULD RESULT IN EXPENSES OF $32 FOR THE 1 YEAR PERIOD.

PORTFOLIO MANAGER

JOHN C. DONOHUE, Senior Vice President, Sub-Adviser and Senior Vice President, Lehman Asset Management, has primary responsibility for managing the Cash Management product group at the Sub-Adviser and Lehman Asset Management (formerly, Lincoln Capital Fixed Income Management Company, LLC). (The
Sub-Adviser and Lehman Asset Management are both wholly owned subsidiaries of Lehman Brothers Holdings Inc.) Prior to joining the Sub-Adviser in 2004 and Lehman Asset Management in 2003, Mr. Donohue worked two other investment managers where he was portfolio manager.

ERIC D. HIATT, Vice President, Sub-Adviser and Vice President, Lehman Asset Management, joined the Sub-Adviser in 2004 and Lehman Asset Management in 2003. (The Sub-Adviser and Lehman Asset Management are wholly owned subsidiaries of Lehman Brothers Holdings Inc.) For the previous five years, Mr. Hiatt was a money market portfolio manager with another investment manager.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. is the fund's investment manager, administrator, and distributor. It engages the Sub-Adviser to provide day-to-day investment management services. As investment adviser, Neuberger Berman Management Inc. is responsible for overseeing the investment activities of the Sub-Adviser. The fund will pay Neuberger Berman Management Inc. fees at the annual rate of 0.10% of average daily net assets for investment management services and 0.15% of average daily net assets for administrative services provided to the Trust Class of shares. Neuberger Berman Management Inc. and the Sub-Adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees is available in the fund's annual report to shareholders, dated March 31, 2005.

                               9 PRIME MONEY FUND

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

Year Ended March 31,                       2005(1)
--------------------------------------------------------------------------------
PER-SHARE DATA ($)
Data apply to a single share throughout each period indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of  1.0000
        period

PLUS:   Income from investment operations
        Net investment income              0.0058
        Net gains/losses - realized        0.0000
        Subtotal:  income from investment  0.0058
        operations

MINUS:  Distributions to shareholders
        Income dividends                   0.0058
        Capital gain distributions            -
        Subtotal: distributions to         0.0058
        shareholders

EQUALS: Share price (NAV) at end of period 1.0000
--------------------------------------------------------------------------------
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the fund's expenses and net investment income --as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses -- actual                      0.31(2)
Gross expenses(3)                           0.33(2)
Expenses(4)                                 0.32(2)
Net investment income --actual              2.23(2)
--------------------------------------------------------------------------------

OTHER DATA
Total return shows how an investment in the fund would have performed over each period, assuming all distributions were reinvested.

Total return (%)                           0.58(5)

Net assets at end of period (in millions   701.8
of dollars)
--------------------------------------------------------------------------------

ALL OF THE ABOVE FIGURES WERE OBTAINED FROM THE 2005 FINANCIAL STATEMENTS WHICH WERE AUDITED BY TAIT, WELLER & BAKER, THE FUND'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. THEIR REPORT, ALONG WITH FULL FINANCIAL STATEMENTS, APPEARS IN THE FUND'S MOST RECENT SHAREHOLDER REPORT (SEE BACK COVER).

(1) PERIOD FROM 12/27/2004 (BEGINNING OF OPERATIONS) TO 3/31/2005.
(2) ANNUALIZED.
(3) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE REIMBURSEMENT AND/OR WAIVER OF A PORTION OF THE INVESTMENT MANAGEMENT FEE.
(4) SHOWS WHAT THIS RATIO WOULD HAVE BEEN IF THERE HAD BEEN NO EXPENSE OFFSET ARRANGEMENTS.
(5) NOT ANNUALIZED.

                              10 PRIME MONEY FUND

NEUBERGER BERMAN
YOUR INVESTMENT

o     MAINTAINING YOUR ACCOUNT

The funds offer their Trust Class shares as cash sweep vehicles for investment advisory, brokerage, certain benefit plans and other accounts managed or established at Neuberger Berman or its affiliates. Fund shares may be made available to other programs in the future. To open a sweep account, contact
Neuberger Berman. All investments must be made in U.S. dollars. Contact Neuberger Berman for more information on eligible benefit plans.

The funds are designed so that free credit cash balances held in an eligible account can be automatically invested in fund shares. All such available cash balances of $100 or more in an eligible account are automatically invested in the funds on a daily basis for settlement the next business day. These amounts include proceeds of securities sold in your plan's account.

There is no sales charge or commission paid for investment in fund shares. The funds do not issue certificates for shares.

Under certain circumstances, the funds reserve the right to:

o     suspend the offering of shares
o     reject any investment order
o     suspend the telephone order privilege
o suspend or postpone your right to sell fund shares, or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange ("Exchange") is restricted or closed, or as otherwise permitted by the SEC
o suspend or postpone your right to sell fund shares, or postpone payments on redemptions for more than seven days, on days when the Exchange, bond market or the Federal Reserve Wire System ("Federal Reserve") closes early (e.g. on the eve of a major holiday or because of a local emergency, such as a blizzard)
o postpone payments for redemption requests received after 3:30 p.m. Eastern time until the next business day, which would mean that your redemption proceeds would not be available to you on the day you placed your redemption order
o change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors
o     take orders to purchase or sell fund shares when the Exchange is closed.

The proceeds from shares sold are generally credited to your account on the same business day the sell order is executed, and nearly always within three business days. There are two cases in which proceeds may be may be delayed beyond this time:

o     in unusual circumstances where the law allows additional time if needed
o if a check you wrote to buy shares hasn't cleared by the time the shares are sold; clearance may take up to 15 calendar days from the date of purchase.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Prime Money Fund has adopted a plan under which it may pay a maximum of 0.15% of its average net assets each year to support share distribution and shareholder servicing. The fund does not currently charge such a fee but may do so upon approval of the fund's board of trustees. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

                               11 YOUR INVESTMENT

ELIGIBLE ACCOUNTS

The Trust Class shares of each of the funds described in this prospectus are also available to qualified retirement plans, benefit plans and other accounts managed by Neuberger Berman.

The fees and policies outlined in this prospectus are set by each of the funds described in this prospectus and by Neuberger Berman Management Inc. However, most of the information you'll need for managing your investment will come from Neuberger Berman. This includes information on how to buy and sell Trust Class shares, investor services, and additional policies.

In exchange for the services it offers, Neuberger Berman charges fees, which are generally in addition to those described in this prospectus.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your investment provider acting on our behalf or as our agent) will require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds.

o     SHARE PRICES

Because Trust Class shares of each fund do not have a sales charge, the price your account pays for each share of each fund is the net asset value per share. Similarly, because each fund does not charge any fee for selling shares, each fund pays the full share price when your account sells shares. Remember that Neuberger Berman may charge fees for its investment management services.

The funds are open for business every day that both the Exchange and the Federal Reserve are open. The Exchange and the Federal Reserve are closed on all national holidays; the Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Fund shares will not be priced on those days and any other day the Exchange or Federal Reserve is closed. On days when the financial markets or bond markets close early, such as the day after Thanksgiving and Christmas Eve, all orders must be received by 1:00 p.m. Eastern time in order to be processed that day.

In general, every buy or sell order you place will be processed at the next share price to be calculated after your order has been received (see
"Maintaining Your Account" for instructions on placing orders). Each fund calculates its share price as of 5:00 p.m. Eastern time. Shares purchased before 5:00 p.m. Eastern time will accrue dividends that same day. Shares sold will not accrue dividends on the day of the sale.

Neuberger Berman will process purchase orders when received on the basis of an arrangement that you will make payment on the same day by the close of the Federal Reserve. The funds and Neuberger Berman reserve the right to suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

                               12 YOUR INVESTMENT

In addition, for the funds to process your request, it must be in "good order." Good order means that you have provided sufficient information to process your request as outlined in this prospectus.

The funds will accept buy and sell orders until 5:00 p.m. Eastern time. If you use an investment provider, you should check with it to find out by what time your order must be received so that it can be processed the same day. Depending on when your order is received, it's possible that a fund's share price could change on days when you are unable to buy or sell shares. The funds intend to maintain a stable share price.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a fund could change on days when you can't buy or sell fund shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received

SHARE PRICE CALCULATIONS

The price of Trust Class shares of each fund is the total value of its assets attributable to Trust Class minus its liabilities, attributable to that class, divided by the total number of shares. The funds do not anticipate that their share price will fluctuate.

When valuing portfolio securities, each fund uses a constant amortization method.

o     DISTRIBUTIONS AND TAXES

DISTRIBUTIONS -- Each fund pays out to shareholders any net investment income and realized net capital gains it earns. Each fund declares income dividends daily and pays them monthly. The funds do not anticipate making any long-term capital gain distributions. Any net short-term capital gains would be paid annually in December.

Consult Neuberger Berman about whether distributions from a fund to your account will be reinvested in additional shares of the fund or paid to your account in cash. Although fund distributions are actually made to the investment provider that holds the fund shares on your behalf, the following discussion describes distributions made to you and their tax consequences because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED -- Fund dividends paid to qualified retirement plan accounts are tax-free. Eventual withdrawals from those accounts generally are subject to tax. Fund dividends paid to other accounts are generally taxable to you, regardless of whether they are paid in cash or reinvested in additional shares of the fund.

Dividends are taxable to you, if at all, in the year you receive them. In some cases, dividends you receive in January are taxable as if they had been paid the previous December 31st. Your tax statement (see "Taxes and You") will help clarify this for you. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

HOW SHARE TRANSACTIONS ARE TAXED -- When a qualified retirement plan sells (redeems) fund shares in its account, there are no tax consequences to the plan or its beneficiaries. Other accounts that sell (redeem) fund shares will not realize a taxable gain or loss as long as the fund maintains a share price of $1.00.

                               13 YOUR INVESTMENT

TAXES AND YOU

For non-retirement plan accounts, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

How can you figure out your tax liability on fund distributions? One helpful tool is the tax statement that we send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the funds' policies and procedures with respect to disclosure of the funds' portfolio securities is available in the funds' Statement of Additional Information.

MARKET TIMING POLICY

Frequent purchases and redemptions in fund shares ("market-timing activities") can interfere with fund management and affect costs and performance for other shareholders. To discourage market-timing activities by fund shareholders, the funds' trustees have adopted market-timing policies and have approved the procedures of the principal underwriter for implementing those policies. In furtherance of these policies, under certain circumstances, the funds reserve the right to reject any purchase order or suspend the telephone order privilege.

Neuberger Berman Management Inc. applies the funds' policies and procedures with respect to market-timing activities by monitoring trading activity in the funds, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases of fund shares. These policies and procedures are applied consistently to all shareholders. Although the funds make efforts to monitor for market-timing activities, the ability of the funds to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the funds will be able to eliminate all market-timing activities.

FUND STRUCTURE

The funds use a "master-feeder" structure.

Rather than investing directly in securities, each fund is a "feeder fund," meaning that it invests in a corresponding "master portfolio." The master portfolio in turn invests in securities, using the strategies described in this prospectus. One potential benefit of this structure is lower costs, since the expenses of the master portfolio can be shared with any other feeder funds. In this prospectus we have used the word "fund" to mean each feeder fund and its master portfolio.

For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master portfolio or decide to manage its assets itself. This prospectus relates solely to the Trust Class of the feeder funds.

                               14 YOUR INVESTMENT

NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

TRUST CLASS SHARES

o     No load
o     No sales charges

If you'd like further details on these funds, you can request a free copy of the following documents:

SHAREHOLDER REPORTS --Published twice a year, the shareholder reports offer information about each fund's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o     fund performance data and financial statements

o     portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI) -- The SAI contains more comprehensive information on each fund, including:

o     various types of securities and practices, and their risks

o     investment limitations and additional policies

o     information about each fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:  NEUBERGER BERMAN MANAGEMENT INC.

Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT INC.

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your investment provider, or from:

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

800-877-9700
212-476-8800

BROKER/DEALER AND INSTITUTIONAL SUPPORT SERVICES:  800-366-6264

WEB SITE:  www.nb.com

EMAIL:  fundinquiries@nb.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's Web site at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

================================
NEUBERGER BERMAN
--------------------------------
A Lehman Brothers Company
================================

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SHAREHOLDER SERVICES:
800-877-9700

INSTITUTIONAL SERVICES:
800-366-6264

www.nb.com

EO477 07/05 SEC file number 811-21647

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

                       STATEMENT OF ADDITIONAL INFORMATION

                               Trust Class Shares


                              DATED: July 29, 2005


                    NEUBERGER BERMAN INSTITUTIONAL CASH FUND
                        NEUBERGER BERMAN PRIME MONEY FUND

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll Free 800-877-9700

--------------------------------------------------------------------------------


     Neuberger Berman INSTITUTIONAL CASH Fund and Neuberger Berman PRIME MONEY Fund (each a "Fund") are mutual funds that offer shares pursuant to a Prospectus dated July 29, 2005. Neuberger Berman INSTITUTIONAL CASH Fund and Neuberger
Berman PRIME MONEY Fund each invests all of its net investable assets in Institutional Liquidity Portfolio and Prime Portfolio (each a "Portfolio"), respectively, each a series of Institutional Liquidity Trust.


     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Funds' Prospectus, which provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the Prospectus carefully before investing. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Funds' Prospectus.

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

     The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund and portfolio names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2005 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS

INVESTMENT INFORMATION........................................................1
     Investment Policies and Limitations......................................1
     Additional Investment Information........................................4
CERTAIN RISK CONSIDERATIONS..................................................14
PERFORMANCE INFORMATION......................................................14
YIELD CALCULATION............................................................14
TRUSTEES AND OFFICERS........................................................15
     Information about the Board of Trustees.................................15
     Information about the Officers of the Trust.............................21
     Ownership of Securities.................................................26
     Independent Trustees Ownership of Securities............................27
INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES............................27
     Investment Manager and Administrator....................................27
     Management and Administration Fees......................................28
     Waivers and Reimbursements..............................................29
     Trust Class.............................................................29
     Sub-Adviser.............................................................30
     Investment Companies Managed............................................31
     Codes of Ethics.........................................................33
     Management and Control of NB Management and LBAM........................33
DISTRIBUTION ARRANGEMENTS....................................................34
     Distributor.............................................................34
ADDITIONAL PURCHASE INFORMATION..............................................36
     Share Prices and Net Asset Value........................................36
ADDITIONAL REDEMPTION INFORMATION............................................37
     Suspension of Redemptions...............................................37
     Redemptions in Kind.....................................................37
DIVIDENDS AND OTHER DISTRIBUTIONS............................................37
ADDITIONAL TAX INFORMATION...................................................38
     Taxation of the Funds...................................................38
     Taxation of the Portfolios..............................................39
     Taxation of the Funds' Shareholders.....................................40

VALUATION OF PORTFOLIO SECURITIES............................................40
PORTFOLIO TRANSACTIONS.......................................................41
     Portfolio Holdings Disclosure Policy....................................43
     Portfolio Holdings Disclosure Procedures................................44
     Portfolio Holdings Approved Recipients..................................44
     Proxy Voting............................................................45
REPORTS TO SHAREHOLDERS......................................................46
ORGANIZATION, CAPITALIZATION AND OTHER MATTERS...............................46
     The Funds...............................................................46
     The Portfolios..........................................................47
CUSTODIAN AND TRANSFER AGENT.................................................49
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM................................49
LEGAL COUNSEL................................................................49
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................49
REGISTRATION STATEMENT.......................................................49
FINANCIAL STATEMENTS.........................................................50
APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER..................A-1

                             INVESTMENT INFORMATION

     Each Fund is a separate operating series of Neuberger Berman Institutional Liquidity Series ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of each Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of each Fund. (The Trust and Master Trust are together referred to below as the "Trusts.") Each Portfolio is advised by NB Management and sub-advised by Lehman Brothers Asset Management Inc. ("LBAM").

     The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of the Master Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or Portfolio may not be changed without the approval of the lesser of:

     (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented, or

     (2) a majority of the outstanding shares of the Fund or Portfolio.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, a Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

     Each Fund has the following fundamental investment policy, to enable it to invest in a Portfolio:

          Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

     All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Fund.

     A Portfolio determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral, and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio. If events subsequent to a transaction result in a Portfolio exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The following investment policies and limitations are fundamental and apply to each Portfolio unless otherwise indicated:

          1.   BORROWING. The Portfolio may not borrow money, except that it may
          (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, the Portfolio may borrow from any person for temporary purposes in an amount not exceeding 5% of the Portfolio's total assets at the time the loan is made.

          2. COMMODITIES. The Portfolio may not purchase commodities or contracts thereon, but this restriction shall not prohibit the Portfolio from purchasing the securities of issuers that own interests in any of the foregoing.

          3. DIVERSIFICATION. The Portfolio may not with respect to 75% of the value of its total assets purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, the Portfolio is subject to the diversification requirements under Rule 2a-7 of the 1940 Act.)

          4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that each Portfolio normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. There is no investment limitation with respect to (i) U.S. Government Securities or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

          5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations,
          (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

          6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

          7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

          8. UNDERWRITING. No Portfolio may engage in the business of underwriting securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

     Senior Securities: The SEC staff has asserted that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the Commission has taken the position that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the Commission will not raise senior securities issues under the 1940 Act.

     The following investment policies and limitations are non-fundamental and apply to each Portfolio unless otherwise indicated:

          1. INVESTMENTS IN ANY ONE ISSUER. No Portfolio may purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940 Act) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

          2. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

          3. BORROWING. No Portfolio will invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

          4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

          5. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions.

Additional Investment Information
---------------------------------

     Each Fund may make the following investments, among others, some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of each Fund's principal investment strategies are disclosed in the Prospectus. A Fund may not buy all of the types of securities or use all of the investment techniques that are described.

     FINANCIAL SERVICES OBLIGATIONS. Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because each Portfolio normally will concentrate more than 25% of its total assets in the obligations of companies in the financial services industries, they will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

     CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Portfolio invests typically are not covered by deposit insurance.

     POLICIES AND LIMITATIONS. Each Portfolio normally will invest more than 25% of their respective total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

     LEVERAGE. A Portfolio may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Portfolio's net asset value ("NAV"). Although the principal of such borrowings will be fixed, a Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Portfolio will have to pay, that Portfolio's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Portfolio's shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued transactions may create leverage.

     POLICIES AND LIMITATIONS. Each Portfolio may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). A Portfolio may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation. However, as an operating policy, a Portfolio will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

     FIXED INCOME SECURITIES. Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Some debt securities in which a Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk").

     RATINGS OF FIXED INCOME SECURITIES.

     As discussed in the Prospectus, each Portfolio may purchase securities rated by S&P, Moody's, or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although a Portfolio may rely on the ratings of any NRSRO, a Portfolio mainly refers to ratings assigned by S&P, Moody's and Fitch, which are described in Appendix A. A Portfolio may also invest in unrated securities that are deemed comparable in quality by LBAM to the rated securities in which a Portfolio may permissibly invest.

     RATINGS DOWNGRADES. Subsequent to its purchase by a Portfolio, the rating of an issue of debt securities may be reduced so that the securities would no longer be eligible for purchase by the Portfolio. LBAM will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

     DURATION AND MATURITY

     Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Portfolio will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

     Each Portfolio has a policy of investing in instruments with maturities of 397 days or less with the exception of variable rate U.S. Government securities, which will be limited to a final maturity of 762 days at the time of purchase. For purposes of complying with this policy, a Portfolio will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7 under the 1940 Act. Rule 2a-7 permits a Portfolio to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. The Institutional Liquidity Portfolio is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Prime Portfolio has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.


     U.S. GOVERNMENT AND AGENCY SECURITIES. "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States. "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the "Federal National Mortgage Association"), Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae (formerly known as the "Student Loan Marketing Association"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.


     POLICIES AND LIMITATIONS. Each Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities.

     ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless LBAM, acting pursuant to guidelines established by the Trustees, determines they are liquid. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.

     POLICIES AND LIMITATIONS. Each Portfolio may invest up to 10% of its net assets in illiquid securities.

     REPURCHASE AGREEMENTS. In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. LBAM monitors the creditworthiness of sellers.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; no Portfolio may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

     SECURITIES LOANS. Each Portfolio may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by LBAM, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with a Portfolio. A Portfolio may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay a Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. A Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. LBAM believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Portfolios can loan securities through a separate operating unit of Neuberger Berman or an affiliate of Neuberger Berman, acting as agent. The Portfolios also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order.

     POLICIES AND LIMITATIONS. In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by LBAM. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, a Portfolio does not currently intend to invest more than 20% of its total assets in securities lending transactions. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Fund Trustees.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, a Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. LBAM, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. These transactions involve a commitment by each Portfolio to purchase securities that will be issued at a future date. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable a Portfolio to "lock in" what LBAM believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's NAV starting on the date of the agreement to purchase the securities. Because a Portfolio has not yet paid for the securities, this produces an effect similar to leverage. A Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date.

     POLICIES AND LIMITATIONS. A Portfolio will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. Commitments will not exceed 90 days. A Portfolio may realize capital gains or losses in connection with these transactions.

     When a Portfolio purchases securities on a when-issued or delayed delivery basis, the Portfolio will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

     COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. A Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, LBAM may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities.

     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Portfolio's and Fund's NAVs and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Portfolio. LBAM monitors the creditworthiness of counterparties to reverse repurchase agreements.

     A Portfolio's investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Portfolio generally will enter into a reverse repurchase agreement only if LBAM anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Portfolio receives a large-scale redemption near the close of regular trading on the New York Stock Exchange ("NYSE").

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of a Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to a Portfolio's obligations under the agreement. A Portfolio may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, a Portfolio does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement.

     BANKING  AND  SAVINGS  INSTITUTION  SECURITIES.  These  include  CDs,  time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which a Portfolio invests typically are not covered by deposit insurance.

     A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     POLICIES AND LIMITATIONS. Each Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act.

     For purposes of determining its dollar-weighted average maturity, a Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, a Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, LBAM considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

     FUNDING AGREEMENTS. Each Portfolio may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

     POLICIES AND LIMITATIONS. Funding Agreements are generally regarded as illiquid. Thus, each Portfolio may not invest in such Funding Agreements if, as a result, more than 10% of the value of its net assets would then be invested in illiquid securities.

     EXTENDIBLE COMMERCIAL NOTES ("ECNS"). Each Portfolio may invest in ECNs. ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on the Initial Redemption Date (the equivalent of a commercial paper maturity). The extension feature substitutes for bank back-up. Investors receive a premium for giving the issuer the option to extend the maturity. However, investors receive a sizable additional premium if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper.

     LOAN PARTICIPATIONS. Each Portfolio may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Portfolios may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Portfolio to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, a Portfolio may be subject to delays, expenses and risks that are greater than if the Portfolio had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Portfolio may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Portfolio may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by a Portfolio are generally regarded as illiquid.

     MONEY MARKET FUNDS. Each Portfolio may invest up to 10% of its total assets in the securities of other money market funds. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Portfolio to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

     POLICIES AND LIMITATIONS. For cash management purposes, each Portfolio may invest up to 25% of its assets in a money market fund managed by NB Management or its affiliates, pursuant to an SEC exemptive order. Otherwise, a Portfolio's investment in securities of other investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in all investment companies in the aggregate.

     ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Portfolio may invest are subject to the Portfolio's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

     POLICIES AND LIMITATIONS. These investments are subject to each Portfolio's quality, maturity, and duration standards.

     MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax.

     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities or the securities of particular issuers.

     POLICIES  AND   LIMITATIONS.   Each   Portfolio  may  invest  in  municipal
obligations that otherwise meet its criteria for quality and maturity.

     TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Portfolio service providers and the Portfolios' operations.

     CALL RISK. Some debt securities in which a Portfolio may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Portfolio holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Portfolio would have to reinvest the proceeds from the called security at the current, lower rates.

                           CERTAIN RISK CONSIDERATIONS

     A Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that either Portfolio will achieve its investment objective.


                             PERFORMANCE INFORMATION

     Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. An investment in any of the Funds, when redeemed, may be worth more or less than an investor's original cost.

Yield Calculations
------------------

     Each of the Funds may advertise its "current yield" and "effective yield" in the financial press and other publications. A Fund's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

     The EFFECTIVE YIELD of the Funds is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:
                                                        365/7
             Effective Yield = [(Base Period Return + 1)     ] - 1.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management.

Information about the Board of Trustees
---------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                            POSITION AND                                            FUND COMPLEX          OTHER DIRECTORSHIPS
NAME, AGE, AND             LENGTH OF TIME                                           OVERSEEN BY            HELD OUTSIDE FUND
ADDRESS (1)                   SERVED (2)           PRINCIPAL OCCUPATION(S) (3)       TRUSTEE (4)          COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
John Cannon (75)            Trustee since       Consultant. Formerly, Chairman,           43          Independent Trustee or
                                 2004           CDC Investment Advisers                               Director of three series of
                                                (registered investment adviser),                      Oppenheimer Funds: Limited
                                                1993 to January 1999; formerly,                       Term New York Municipal Fund,
                                                President and Chief Executive                         Rochester Fund Municipals, and
                                                Officer, AMA Investment                               Oppenheimer Convertible
                                                Advisors, an affiliate of the                         Securities Fund, since 1992.
                                                American Medical Association.
------------------------------------------------------------------------------------------------------------------------------------
Faith Colish (69)           Trustee since       Counsel, Carter Ledyard &                 43          Director, American Bar
                                 2004           Milburn LLP (law firm) since                          Retirement Association (ABRA)
                                                October 2002; formerly,                               since 1997 (not-for-profit
                                                Attorney-at-Law and President,                        membership association).
                                                Faith Colish, A Professional
                                                Corporation, 1980 to 2002.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                            POSITION AND                                            FUND COMPLEX          OTHER DIRECTORSHIPS
NAME, AGE, AND             LENGTH OF TIME                                           OVERSEEN BY            HELD OUTSIDE FUND
ADDRESS (1)                   SERVED (2)           PRINCIPAL OCCUPATION(S) (3)       TRUSTEE (4)          COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (67)         Trustee since       Consultant, C.A. Harvey                   43          President, Board of Associates
                                 2004           Associates since June 2001;                           to The National Rehabilitation
                                                formerly, Director, AARP, 1978                        Hospital's Board of Directors
                                                to December 2001.                                     since 2002; formerly, Member,
                                                                                                      Individual Investors Advisory
                                                                                                      Committee to the New York
                                                                                                      Stock Exchange Board of
                                                                                                      Directors, 1998 to June 2002;
                                                                                                      formerly, Member, American
                                                                                                      Savings Education Council's
                                                                                                      Policy Board (ASEC), 1998 to
                                                                                                      2000; formerly, Member,
                                                                                                      Executive Committee, Crime
                                                                                                      Prevention Coalition of
                                                                                                      America, 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (72)           Trustee since       Attorney-at-Law. Formerly,                43          None.
                                 2004           Senior Counsel, Loews
                                                Corporation   (diversified
                                                financial corporation)  May 2002
                                                to April  2003; formerly, Senior
                                                Vice President, Secretary and
                                                General  Counsel, Loews
                                                Corporation.
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (77)       Trustee since       Marcus Nadler Professor Emeritus          43          Director, The Caring Community
                                 2004           of Finance and Economics, New                         (not-for-profit); formerly,
                                                York University Stern School of                       Director, DEL Laboratories,
                                                Business; formerly, Executive                         Inc. (cosmetics and
                                                Secretary-Treasurer, American                         pharmaceuticals), 1978 to
                                                Finance Association, 1961 to                          2004; formerly, Director,
                                                1979.                                                 Apple Bank for Savings, 1979
                                                                                                      to 1990; formerly, Director,
                                                                                                      Western Pacific Industries,
                                                                                                      Inc., 1972 to 1986 (public
                                                                                                      company).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                            POSITION AND                                            FUND COMPLEX          OTHER DIRECTORSHIPS
NAME, AGE, AND             LENGTH OF TIME                                           OVERSEEN BY            HELD OUTSIDE FUND
ADDRESS (1)                   SERVED (2)           PRINCIPAL OCCUPATION(S) (3)       TRUSTEE (4)          COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (68)       Trustee since       Retired. Formerly, Vice                   43          Director, WHX Corporation
                                 2004           President and Special Counsel,                        (holding company) since August
                                                WHX Corporation (holding                              2002; Director, Webfinancial
                                                company) 1993 to 2001.                                Corporation (holding company)
                                                                                                      since December 2002; Director,
                                                                                                      State Theatre of New Jersey
                                                                                                      (not-for-profit theater) since
                                                                                                      2000; formerly, Director,
                                                                                                      Kevlin Corporation
                                                                                                      (manufacturer of microwave and
                                                                                                      other products).
------------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (72)       Trustee since       Retired. Formerly, Senior Vice            43          Director, Pro-Kids Golf and
                                 2004           President, Foodmaker, Inc.                            Learning Academy (teach golf
                                                (operator and franchiser of                           and computer usage to "at
                                                restaurants) until January 1997.                      risk" children) since 1998;
                                                                                                      formerly, Director, Prandium,
                                                                                                      Inc. (restaurants) from March
                                                                                                      2001 to July 2002.
------------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (73)      Trustee since       Founding General Partner, Oxford          43          Director, Capital Cash
                                 2004           Partners and Oxford Bioscience                        Management Trust (money market
                                                Partners (venture capital                             fund), Naragansett Insured
                                                partnerships) and President,                          Tax-Free Income Fund, Rocky
                                                Oxford Venture Corporation.                           Mountain Equity Fund, Prime
                                                                                                      Cash Fund, several private
                                                                                                      companies and QuadraMed
                                                                                                      Corporation (NASDAQ).
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                             POSITION AND                                           FUND COMPLEX          OTHER DIRECTORSHIPS
NAME, AGE, AND              LENGTH OF TIME                                          OVERSEEN BY            HELD OUTSIDE FUND
ADDRESS (1)                   SERVED (2)          PRINCIPAL OCCUPATION(S) (3)        TRUSTEE (4)          COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Tom D. Seip (55)            Trustee since       General Partner, Seip                     43          Director, H&R Block, Inc.
                                 2004           Investments LP (a private                             (financial services company)
                                                investment partnership);                              since May 2001; Director,
                                                formerly, President and CEO,                          Forward Management, Inc.
                                                Westaff, Inc. (temporary                              (asset management) since 2001;
                                                staffing), May 2001 to January                        formerly, Director, General
                                                2002; Senior Executive at the                         Magic (voice recognition
                                                Charles Schwab Corporation from                       software) 2001 to 2002;
                                                1983 to 1999, including Chief                         formerly, Director, E-Finance
                                                Executive Officer, Charles                            Corporation (credit
                                                Schwab Investment Management,                         decisioning services) 1999 to
                                                Inc. and Trustee, Schwab Family                       2003; formerly, Director,
                                                of Funds and Schwab Investments                       Save-Daily.com (micro
                                                from 1997 to 1998; and Executive                      investing services) 1999 to
                                                Vice President-Retail Brokerage,                      2003; Director, Offroad
                                                Charles Schwab Investment                             Capital Inc. (pre-public
                                                Management from 1994 to 1997.                         internet commerce company).
------------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight         Trustee since       Private investor and consultant           43          Director, The Proformance
(57)                             2004           specializing in the insurance                         Insurance Company (personal
                                                industry; formerly, Advisory                          lines property and casualty
                                                Director, Securitas Capital LLC                       insurance company) since March
                                                (a global private equity                              2004; Director, Providence
                                                investment firm dedicated to                          Washington (property and
                                                making investments in the                             casualty insurance company)
                                                insurance sector) 1998 to                             since December 1998; Director,
                                                December 2002.                                        Summit Global Partners
                                                                                                      (insurance brokerage firm)
                                                                                                      since October 2000.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                             POSITION AND                                           FUND COMPLEX          OTHER DIRECTORSHIPS
NAME, AGE, AND              LENGTH OF TIME                                          OVERSEEN BY            HELD OUTSIDE FUND
ADDRESS (1)                   SERVED (2)          PRINCIPAL OCCUPATION(S) (3)        TRUSTEE (4)          COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (60)         Trustee since       Regional Manager for Atlanta              43          None.
                                 2004           Region, Ford Motor Credit
                                                Company since August 1997;
                                                formerly, President, Ford Life
                                                Insurance Company, April 1995 to
                                                August 1997.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
------------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien*          Trustee since       Formerly, Member, Investment              43          Director, Legg Mason, Inc.
(76)                             2004           Policy Committee, Edward Jones,                       (financial services holding
                                                1993 to 2001; President,                              company) since 1993; formerly,
                                                Securities Industry Association                       Director, Boston Financial
                                                ("SIA") (securities industry's                        Group (real estate and tax
                                                representative in government                          shelters) 1993 to 1999.
                                                relations and regulatory matters
                                                at the federal and state
                                                levels)  1974 to 1992; Adviser
                                                to SIA, November 1992 to
                                                November 1993.
------------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (64)        President And       Executive Vice President and              43          Director, Dale Carnegie and
                            Trustee since       Chief Investment Officer,                             Associates, Inc. (private
                                 2004           Neuberger Berman Inc. (holding                        company) since 1998; Director,
                                                company) since 2002 and 2003,                         Emagin Corp. (public company)
                                                respectively; Executive Vice                          since 1997; Director,
                                                President and Chief Investment                        Solbright, Inc. (private
                                                Officer, Neuberger Berman since                       company) since 1998; Director,
                                                December 2002 and 2003,                               Infogate, Inc. (private
                                                respectively; Director and                            company) since 1997; Director,
                                                Chairman, NB Management since                         Broadway Television Network
                                                December 2002; formerly,                              (private company) since 2000.
                                                Executive Vice President,
                                                Citigroup Investments, Inc. from
                                                September 1995 to February 2002;
                                                formerly, Executive Vice
                                                President, Citigroup Inc. from
                                                September 1995 to February 2002.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                   PORTFOLIOS IN
                             POSITION AND                                           FUND COMPLEX          OTHER DIRECTORSHIPS
NAME, AGE, AND              LENGTH OF TIME                                          OVERSEEN BY            HELD OUTSIDE FUND
ADDRESS (1)                   SERVED (2)          PRINCIPAL OCCUPATION(S) (3)        TRUSTEE (4)          COMPLEX BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Peter E. Sundman* (46)      Chairman of the     Executive Vice President,                 43          Director and Vice President,
                             Board, Chief       Neuberger Berman Inc. (holding                        Neuberger & Berman Agency,
                              Executive         company) since 1999; Head of                          Inc. since 2000; formerly,
                             Officer and        Neuberger Berman Inc.'s Mutual                        Director, Neuberger Berman
                            Trustee since       Funds and Institutional Business                      Inc. (holding company) from
                                 2004           since 1999; President and                             October 1999 to March 2003;
                                                Director, NB Management since                         Trustee, Frost Valley YMCA.
                                                1999; Executive Vice President,
                                                Neuberger Berman since 1999;
                                                formerly, Principal, Neuberger
                                                Berman from 1997 to 1999;
                                                formerly, Senior Vice President,
                                                NB Management from 1996 to 1999.
------------------------------------------------------------------------------------------------------------------------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     (4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

     * Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that each is an officer and/or director of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Trust and other funds for which NB Management serves as investment manager.

Information about the Officers of the Trust
-------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                           POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)                   TIME SERVED (2)                                    PRINCIPAL OCCUPATION(S) (3)
------------------------------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (48)                    Secretary since 2004                           Vice President-Mutual Fund Board
                                                                                          Relations, NB Management since 2000 and
                                                                                          Assistant Secretary since 2004; Vice
                                                                                          President, Neuberger Berman since 2002
                                                                                          and employee since 1999; formerly, Vice
                                                                                          President, NB Management from 1986 to
                                                                                          1999; Secretary, fifteen registered
                                                                                          investment companies for which NB
                                                                                          Management acts as investment manager
                                                                                          and administrator (four since 2002,
                                                                                          three since 2003, four since 2004 and
                                                                                          one since 2005).

Philip R. Carroll (70)                Chief Compliance Officer since 2004                 Vice President, Neuberger Berman since
                                                                                          2002; Associate General Counsel,
                                                                                          Neuberger Berman since 2001;
                                                                                          Director-Mutual Fund Compliance, NB
                                                                                          Management since 1995; Chief Legal
                                                                                          Officer, fifteen registered investment
                                                                                          companies for which NB Management acts
                                                                                          as investment manager and administrator
                                                                                          (ten since 2003, four since 2004 and one
                                                                                          since 2005); Chief Compliance Officer,
                                                                                          fifteen registered investment companies
                                                                                          for which NB Management acts as
                                                                                          investment manager and administrator
                                                                                          (fourteen since 2004 and one since 2005)
                                                                                          and Lehman Brothers/First Trust Income
                                                                                          Opportunity Fund.

Robert Conti (48)                         Vice President since 2004                       Senior Vice President, Neuberger Berman
                                                                                          since 2003; formerly, Vice President,
                                                                                          Neuberger Berman from 1999 to 2003;
                                                                                          Senior Vice President, NB Management
                                                                                          since 2000; formerly, Controller, NB
                                                                                          Management until 1996; formerly,
                                                                                          Treasurer, NB Management from 1996 to
                                                                                          1999; Vice President, fifteen registered
                                                                                          investment companies for which NB
                                                                                          Management acts as investment manager
                                                                                          and administrator (three since 2000,
                                                                                          four since 2002, three since 2003, four
                                                                                          since 2004 and one since 2005).

Brian J. Gaffney (51)                    Vice President since 2004                        Managing Director, Neuberger Berman
                                                                                          since 1999; Senior Vice President, NB
                                                                                          Management since 2000; formerly, Vice
                                                                                          President, NB Management from 1997 to
                                                                                          1999; Vice President, fifteen registered
                                                                                          investment companies for which NB
                                                                                          Management acts as investment manager
                                                                                          and administrator (three since 2000,
                                                                                          four since 2002, three since 2003, four
                                                                                          since 2004 and one since 2005).

------------------------------------------------------------------------------------------------------------------------------------
                                           POSITION AND LENGTH OF
NAME, AGE, AND ADDRESS (1)                   TIME SERVED (2)                                    PRINCIPAL OCCUPATION(S) (3)
------------------------------------------------------------------------------------------------------------------------------------

Sheila R. James (40)                   Assistant Secretary since 2004                     Employee, Neuberger Berman since 1999;
                                                                                          formerly, Employee, NB Management from
                                                                                          1991 to 1999; Assistant Secretary,
                                                                                          fifteen registered investment companies
                                                                                          for which NB Management acts as
                                                                                          investment manager and administrator
                                                                                          (seven since 2002, three since 2003,
                                                                                          four since 2004 and one since 2005).

Kevin Lyons (50)                       Assistant Secretary since 2004                     Employee, Neuberger Berman since 1999;
                                                                                          formerly, Employee, NB Management from
                                                                                          1993 to 1999; Assistant Secretary,
                                                                                          fifteen registered investment companies
                                                                                          for which NB Management acts as
                                                                                          investment manager and administrator
                                                                                          (ten since 2003, four since 2004 and one
                                                                                          since 2005).

John M. McGovern (35)                 Treasurer and Principal Financial                   Vice President, Neuberger Berman since
                                      and Accounting Officer since 2005;                  January 2004; Employee, NB Management
                                    formerly, Assistant  Treasurer since 2004             since 1993; Assistant Treasurer, fifteen
                                                                                          registered investment companies for
                                                                                          which NB Management acts as investment
                                                                                          manager and administrator (seven since
                                                                                          2002, three since 2003, four since 2004
                                                                                          and one since 2005).

Frederic B. Soule (59)                  Vice President since 2004                         Senior Vice President, Neuberger Berman
                                                                                          since 2003; formerly, Vice President,
                                                                                          Neuberger Berman from 1999 to 2003;
                                                                                          formerly, Vice President, NB Management
                                                                                          from 1995 to 1999; Vice President,
                                                                                          fifteen registered investment companies
                                                                                          for which NB Management acts as
                                                                                          investment manager and administrator
                                                                                          (three since 2000, four since 2002,
                                                                                          three since 2003, four since 2004 and
                                                                                          one since 2005).

--------------------

     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Funds' policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.


     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. From the inception of the Trust on October 1, 2004 to the end of the fiscal year on March 31, 2005, the Committee met four times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer. Its members are John Cannon, Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman) and Edward I. O'Brien. All members except for Mr. O'Brien are Independent Fund Trustees. From the inception of the Trust on October 1, 2004 to the end of the fiscal year on March 31, 2005, the Committee did not meet. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, LBAM and NB Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Barry Hirsch, Howard A. Mileaf, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. From the inception of the Trust on October 1, 2004 to the end of the fiscal year on March 31, 2005, the Committee did not meet.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon,

Howard A. Mileaf, Edward I. O'Brien, Jack L. Rivkin, William E. Rulon, Cornelius
T. Ryan and Peter E. Sundman (Chairman). All members except for Mr. O'Brien, Mr. Rivkin and Mr. Sundman are Independent Fund Trustees. From the inception of the Trust on October 1, 2004 to the end of the fiscal year on March 31, 2005, the Committee did not meet.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. From the inception of the Trust on October 1, 2004 to the end of the fiscal year on March 31, 2005, the Committee met two times. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Institutional Liquidity Series, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) broadly oversees the operation of the policies and procedures for pricing the Funds' portfolio securities; (b) considers and evaluates, and recommends to the Board when the Committee deems appropriate, amendments to the pricing procedures; (c) from time to time may be called upon to establish or ratify a method for determining the fair value of portfolio securities for which market prices are not readily available; and (d) from time to time reviews, among other things, (i) data on the quality of execution of portfolio trades, (ii) actual and potential uses of portfolio brokerage commissions, (iii) agency cross-transactions, (iv) information relating to the commissions charged by Neuberger Berman and Lehman Brothers Inc. ("Lehman
Brothers") to the Funds, (v) information concerning the prevailing level of commissions charged by other brokers having comparable execution capability,
(vi) reports prepared by third party consultants regarding the quality of execution of the Funds' trades and (vii) the overall fairness and reasonableness of the Funds' securities lending programs. Its members are John Cannon, Faith Colish, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan, Candace L. Straight (Chairwoman) and Peter P. Trapp (Chairman). All members except for Mr. O'Brien and Mr. Rivkin are Independent Fund Trustees. From the inception of the Trust on October 1, 2004 to the end of the fiscal year on March 31, 2005, the Committee did not meet.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman) and Peter P. Trapp (Chairman). All members except for Mr. O'Brien and Mr. Rivkin are Independent Fund Trustees.


     The Trust's Trust Instrument and Master Trust's Declaration of Trust provide that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     The following table sets forth information concerning the compensation of the Fund Trustees. The Trust does not have any retirement plan for its trustees.


                              TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 03/31/06*

                                                                                 TOTAL COMPENSATION FROM
                                                                                INVESTMENT COMPANIES IN THE
                                              AGGREGATE COMPENSATION                  NEUBERGER BERMAN
NAME AND POSITION WITH THE TRUST                  FROM THE TRUST                        FUND COMPLEX**
---------------------------------                 --------------                        ------------
INDEPENDENT TRUSTEES

John Cannon                                       $8,226                                $112,000
Trustee

Faith Colish                                      $7,712                                $105,000
Trustee

C. Anne Harvey                                    $7,712                                $105,000
Trustee

Barry Hirsch                                      $7,712                                $105,000
Trustee

Robert A. Kavesh                                  $7,712                                $105,000
Trustee

Howard A. Mileaf                                  $8,226                                $112,000
Trustee

William E. Rulon                                  $7,712                                $105,000
Trustee

Cornelius T. Ryan                                 $8,593                                $117,000
Trustee

Tom D. Seip                                       $8,226                                $112,000
Trustee

Candace L. Straight                               $7,712                                $105,000
Trustee

Peter P. Trapp                                    $8,226                                $112,000
Trustee

                                                                                 TOTAL COMPENSATION FROM
                                                                                INVESTMENT COMPANIES IN THE
                                              AGGREGATE COMPENSATION                  NEUBERGER BERMAN
NAME AND POSITION WITH THE TRUST                  FROM THE TRUST                        FUND COMPLEX**
---------------------------------                 --------------                        ------------
TRUSTEES WHO ARE "INTERESTED PERSONS"

Edward I. O'Brien                                 $7,712                                $105,000
Trustee

Jack L. Rivkin                                    $0                                    $0
President and Trustee

Peter E. Sundman                                  $0                                    $0
Chairman of the Board, Chief Executive
Officer and Trustee


* Because the Trust has not yet completed a full fiscal year of operations, the amounts shown in the table are based on estimates to determine compensation for the full fiscal year ended March 31, 2006.

**   On June 22, 2005, the Board voted to increase compensation for members  not affiliated with NB Management.

     On July 1, 2005, the Fund Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

Ownership of Securities
-----------------------

     Set forth below is the dollar range of securities owned by each Trustee as of [December 31, 2004].

                          Institutional       Prime Money
                               Cash              Fund
------------------------------------------------------------
John Cannon                     A                 A
------------------------------------------------------------
Faith Colish                    A                 A
------------------------------------------------------------
C. Anne Harvey                  A                 A
------------------------------------------------------------
Barry Hirsch                    A                 A
------------------------------------------------------------
Robert A. Kavesh                A                 A
------------------------------------------------------------
Howard A. Mileaf                B                 A
------------------------------------------------------------
William E. Rulon                D                 A
------------------------------------------------------------
Cornelius T. Ryan               A                 A
------------------------------------------------------------
Tom Decker Seip                 A                 A
------------------------------------------------------------
Candace L. Straight             A                 A
------------------------------------------------------------
Peter P. Trapp                  A                 A
------------------------------------------------------------
Edward I. O'Brien               C                 A
------------------------------------------------------------
Jack L. Rivkin                  C                 A
------------------------------------------------------------
Peter E. Sundman                C                 A
------------------------------------------------------------

A = None  B = $1-$10,000  C = $10,000 - $50,000 D = $50,000 - $100,000
E = over $100,000

--------------------------------------------------------------------------------
                                             AGGREGATE DOLLAR RANGE
                                             OF EQUITY SECURITIES IN
                                             ALL REGISTERED INVESTMENT
                                             COMPANIES OVERSEEN BY TRUSTEE
NAME OF TRUSTEE                              IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                                     $50,001-$100,000
--------------------------------------------------------------------------------
Faith Colish                                                       Over $100,000
--------------------------------------------------------------------------------
C. Anne Harvey                                                  $50,001-$100,000
--------------------------------------------------------------------------------
Barry Hirsch                                                       Over $100,000
--------------------------------------------------------------------------------
Robert A. Kavesh                                               $10,001 - $50,000
--------------------------------------------------------------------------------
Howard A. Mileaf                                                   Over $100,000
--------------------------------------------------------------------------------
William E. Rulon                                                $50,001-$100,000
--------------------------------------------------------------------------------
Cornelius T. Ryan                                                  Over $100,000
--------------------------------------------------------------------------------
Tom D. Seip                                                        Over $100,000
--------------------------------------------------------------------------------
Candace L. Straight                                                Over $100,000
--------------------------------------------------------------------------------
Peter P. Trapp                                                  $50,001-$100,000
--------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Edward I. O'Brien                                                  Over $100,000
--------------------------------------------------------------------------------
Jack L. Rivkin                                                 $10,001 - $50,000
--------------------------------------------------------------------------------
Peter E. Sundman                                                   Over $100,000
--------------------------------------------------------------------------------
* Valuation as of December 31, 2004.

Independent Trustees Ownership of Securities
--------------------------------------------

     No Independent Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, LBAM or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

     Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. NB Management serves as the Portfolios' investment manager pursuant to a management agreement with Master Trust, on behalf of the Portfolios, dated as of December 23, 2004 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Portfolios on December 23, 2004.

     The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Portfolios through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management has sub-contracted certain of its responsibilities under the Management Agreement to LBAM, who is responsible for the day-to-day investment management of the Funds; NB Management is responsible for overseeing the investment activities of LBAM with respect to its management of the Funds.


     Under the Management Agreement, NB Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and four persons who are officers of NB Management (all of whom are officers of Neuberger Berman), presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Portfolio pays NB Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


     NB Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement with the Trust, dated December 23, 2004 ("Administration Agreement"). For such administrative services, each Fund pays NB Management a fee based on the Fund's average daily net assets, as described in the Prospectus.


     Under the Administration Agreement, NB Management also provides to each Fund and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services specified in the
Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.


     From time to time, NB Management or a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------


     For investment management services, each Portfolio pays NB Management a fee at the annual rate of 0.10% of average daily net assets of each Portfolio. NB Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average net assets of each Portfolio through March 31, 2006.


     NB Management provides administrative services to each Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, each Fund pays NB Management at the annual rate of 0.15% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement and may compensate broker-dealers, banks, third-party administrators and other institutions that provide such services.


     Each Fund accrued management and administration fees of the following amounts (before any reimbursement of the Funds, described below) for the fiscal period ended March 31:

                                     MANAGEMENT AND ADMINISTRATION FEES
                                          ACCRUED FOR FISCAL YEARS
                                               ENDED MARCH 31
                                               --------------

                           2005           2004*            2003*         2002*
                           ----           -----            -----         -----
INSTITUTIONAL CASH      $1,965,990**    $6,780,877      $7,301,581    $6,863,149
PRIME MONEY             $  269,075***

* For the fiscal year ended October 31.
** For the period from November 1, 2004 to March 31, 2005.
*** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.

     Each Fund indirectly received management fee waivers of the following amounts for the fiscal period ended March 31:

                           2005           2004*            2003*         2002*
                           ----           -----            -----         -----
INSTITUTIONAL  CASH*     $114,807**         0                0             0
PRIME  MONEY             $ 36,004***

* For the fiscal year ended October 31.
** For the period from December 30, 2004 to March 31, 2005.
*** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.

     In addition, Institutional Cash directly received a management fee waiver of $3,750 during the period ended March 31, 2005.

Waivers and Reimbursements
--------------------------

     NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses. With respect to any Fund, the appropriateness of any such undertaking is determined on a fund-by-fund basis. If any Fund is omitted from the descriptions of the waivers or reimbursements, that Fund is not subject to any waivers or reimbursements.

Trust Class
-----------

     NB Management has contractually undertaken to reimburse the Trust Class of each Fund so that the total operating expenses of each Fund (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) are limited to 0.41% of average daily net assets of each Fund. This undertaking lasts until March 31, 2008. Each Fund has contractually undertaken to reimburse NB
Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.41% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

     For the fiscal years ended March 31, 2005, October 31, 2004, October 31, 2003 and October 31, 2002, NB Management reimbursed the Funds the following amounts of expenses:

                           2005         2004*            2003*           2002*
                           ----         -----            -----           -----
INSTITUTIONAL CASH         $0**          $0               $0              $0
PRIME MONEY               $0***

* For the fiscal year ended October 31.
** For the period from November 1, 2004 to March 31, 2005.
*** For the period from December 27, 2004 (commencement of operations) to March 31, 2005.


     The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of NB Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of NB Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

     The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-Adviser
-----------


     NB Management retains LBAM, 399 Park Avenue, New York, NY 10022, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated December 23, 2004 ("Sub-Advisory Agreement").


     Pursuant  to  the  Sub-Advisory  Agreement,  NB  Management  has  delegated responsibility for the Portfolios' day-to-day management to LBAM. The Sub-Advisory Agreement provides in substance that LBAM will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Sub-Advisory Agreement permits LBAM to effect securities transactions on behalf of the Portfolios through associated persons of LBAM. The Sub-Advisory Agreement also specifically permits LBAM to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although LBAM has no current plans to pay a material amount of such compensation.

     The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreements are subject to termination, without penalty, with respect to each Fund by Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by LBAM on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

     Most money managers that come to the Lehman Brothers organization have at least fifteen years experience. LBAM and NB Management employ experienced professionals that work in a competitive environment.

Investment Companies Managed
----------------------------

     As of December 31, 2004, the investment companies managed by NB Management had aggregate net assets of approximately $25.1 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     APPROXIMATE
                                                                   NET ASSETS AT
NAME                                                           DECEMBER 31, 2004
----                                                           -----------------
Neuberger Berman Cash Reserves......................................$463,274,919
Neuberger Berman Government Money Fund..............................$502,621,971
Neuberger Berman High Income Bond Fund..............................$840,721,733
Neuberger Berman Limited Maturity Bond Fund.........................$183,857,430
Neuberger Berman Municipal Money Fund...............................$501,714,447
Neuberger Berman Municipal Securities Trust..........................$36,579,217
Neuberger Berman Strategic Income Fund...............................$30,698,637
Neuberger Berman Century Fund........................................$12,790,627
Neuberger Berman Fasciano Fund......................................$479,058,985

                                                                     APPROXIMATE
                                                                   NET ASSETS AT
NAME                                                           DECEMBER 31, 2004
----                                                           -----------------
Neuberger Berman Focus Fund.......................................$1,658,516,157
Neuberger Berman Genesis Fund (this fund is closed
to new investors).................................................$8,156,779,653
Neuberger Berman Guardian Fund....................................$1,656,019,647
Neuberger Berman International Fund.................................$296,836,722
Neuberger Berman Manhattan Fund.....................................$362,131,879
Neuberger Berman Millennium Fund.....................................$52,521,602
Neuberger Berman Partners Fund....................................$1,838,576,651
Neuberger Berman Real Estate Fund....................................$44,800,481
Neuberger Berman Regency Fund........................................$79,532,787
Neuberger Berman Socially Responsive Fund...........................$331,930,336
Neuberger Berman Advisers Management Trust........................$2,119,040,914
Neuberger Berman Intermediate Municipal Fund Inc....................$490,611,672
Neuberger Berman California Intermediate Municipal Fund Inc.........$160,821,586
Neuberger Berman New York Intermediate Municipal Fund Inc...........$130,877,727
Neuberger Berman Real Estate Income Fund Inc........................$144,275,855
Neuberger Berman Realty Income Fund Inc.............................$819,216,979
Neuberger Berman Real Estate Securities Income Fund Inc. ...........$813,483,058
Neuberger Berman Income Opportunity Fund Inc. ......................$424,132,820
Neuberger Berman Dividend Advantage Fund Inc. ......................$184,729,104
Institutional Liquidity Portfolio.................................$2,272,830,744
Prime Portfolio.....................................................$749,855,344

     The investment decisions concerning the Portfolios and the other registered investment companies managed by NB Management or LBAM (collectively, "Other Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or LBAM have varied from one another in the past and are likely to vary in the future.

     There may be occasions when a Portfolio and one or more of the Other Funds or other accounts managed by NB Management or LBAM are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management and LBAM outweighs any disadvantages that may result from contemporaneous transactions.

     The Portfolios are subject to certain limitations imposed on all advisory clients of NB Management and LBAM (including the Portfolios, the Other Funds, and other managed accounts) and personnel of NB Management and LBAM and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and LBAM that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

     The Funds, NB Management and LBAM have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and LBAM
------------------------------------------------

     NB Management and LBAM are wholly owned by Lehman Brothers Holdings Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman, LLC and Neuberger Berman Inc. who are deemed
"control persons," all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust. The directors, officers and/or employees of LBAM who are deemed "control persons," all of whom have offices at the same address as LBAM, are: John C. Crowe, Nadja Fidelia, Jacqueline A. Frommer, Edward S. Grieb, Theodore P. Janulis, Richard M. Knee, Kurt A. Locher, Daniel T. Shum, Bradley C. Tank, Chamaine Williams, and Bruce M. Witherell.

     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

     According to a Schedule 13G jointly filed on February 14, 2005 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 12,161,892 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 5,998,759 of such shares, shared voting power with respect to 1,562,204 of such shares, sole dispositive power with respect to 12,160,907 of such shares, and shared dispositive power with respect to 985 of such shares, and (b) 12,117,617 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand, 75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York, NY 10104.

                            DISTRIBUTION ARRANGEMENTS

     Each Fund offers one class of shares, known as Trust Class.

Distributor
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Trust Class shares are offered on a no-load basis.

     In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933

Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Trust Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

     For each Fund's Trust Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman, or LBAM.

     The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement ("Distribution Agreement"). The Distribution Agreement continues until October 31, 2006. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.


     The Trust, on behalf of Neuberger Berman PRIME MONEY Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Trust Class ("Distribution Plan") which, among other things, permits the Fund to pay NB Management fees for its services related to the sales and distribution of each Class of shares and provide ongoing services to holders of those Classes of shares. Under the Distribution Plan, the Fund pays NB Management a certain annual percentage rate of its average daily net assets. No fees are currently contemplated at this time for Neuberger Berman PRIME MONEY Fund, however upon Board approval, the Fund may pay up to a maximum of 0.15%. Payments with respect to the Trust Class are made only from assets attributable to that Class. For the Trust Class, NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, third-party administrators and other institutions that support the sale and distribution of shares or provide services to that Class and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective Class of shares only. The amount of fees paid by the Trust Class of each Fund during any year may be more or less than the cost of distribution and other services provided to that Class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Distribution Plan complies with these rules.

     The Distribution Plan requires that NB Management provide the Fund Trustees, for their review, a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

     Prior to approving the Distribution Plan, the Fund Trustees considered various factors relating to the implementation of the Distribution Plan and determined that there is a reasonable likelihood that the Distribution Plan will benefit the Funds and their shareholders. To the extent the Distribution Plan allows the Funds to penetrate markets to which they would not otherwise have access, the Distribution Plan may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.


     The Distribution Plan continues for one year from the date of its execution. The Distribution Plan is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually
(1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Distribution Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Distribution Plan may not be amended to increase materially the amount of fees paid by any Class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Distribution Plan is terminable with respect to a Class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the Class.


                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

     Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Trust Class of each Fund and its corresponding Portfolio is calculated by subtracting total liabilities of that class from total assets attributable to the class (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding attributable to that class and rounding the result to the nearest full cent.

     Each Fund tries to maintain a stable NAV of $1.00 per share. Each Portfolio values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. Each Portfolio and each Fund calculates its NAV as of 5 p.m. Eastern time on each day the NYSE and the Federal Reserve Wire System are open ("Business Day").

     If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the Fund Trustees believe accurately reflects fair value.

     If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the Fund Trustees believe accurately reflects fair value.

     There can be no assurance that any Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed or when the NYSE or Federal Reserve Wire System closes early, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, (4) when redemption requests are received after 3:30 p.m. Eastern time (may postpone redemption request until the next Business Day) or (5) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

     Each Fund prices its shares as of 5 p.m. Eastern time on each Business Day after the close of regular trading on the NYSE and the Federal Reserve Wire System, which is normally 4 p.m. Eastern time. The NYSE or Federal Reserve Wire System may occasionally close early, E.G., on the eve of a major holiday or because of a local emergency, such as a blizzard. On those days, a Fund will generally price its shares as of the earlier closing time.

Redemptions in Kind
-------------------

     Each Fund reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS


     Each Fund distributes to its shareholders substantially all of its share of the net investment income (after deducting expenses attributable to each Fund), and any net capital gains (both long-term and short-term) it earns or realizes (including, in each case, its proportionate share of its corresponding Portfolio's net investment income and gains). A Portfolio's net investment income consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses. Net investment income and net gains and losses are reflected in each Portfolio's NAV (and hence, each Fund's NAV) until they are distributed. Each Portfolio and Fund normally calculate their net investment income and NAV per share as of 5:00 p.m. Eastern time on each Business day.


     Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Fund shares begin earning income dividends on the Business Day the proceeds of the purchase order are converted to "federal funds" and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.


     Each Fund's dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Fund shares.


     A shareholder's cash election with respect to either Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver a Fund's mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Funds
---------------------

     To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended, each Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid), and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

     By qualifying for treatment as a RIC, a Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (taxable as ordinary income, except the part thereof that is "qualified dividend income," which is taxable for individual shareholders at the rate for net capital gain - a maximum of 15%) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received rulings from the Internal Revenue Service ("Service") that each series thereof, as an investor in its corresponding master portfolio, would be deemed to own a proportionate share of the portfolio's assets, and to earn a proportionate share of the portfolio's income. for purposes of determining whether the series satisfies all of the requirements described above to qualify as a RIC. Although the Funds may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Funds as well.

     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the Excise Tax.

     See the next section for a discussion of the tax consequences to a Fund of distributions to it from a Portfolio, investments by the Portfolio in certain securities, and certain other transactions engaged in by the Portfolio.

Taxation of the Portfolios
--------------------------

     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received rulings from the Service to the effect that, among other things, each master portfolio would be treated as a separate partnership for federal income tax purposes and would not be a "publicly traded partnership." Although the Portfolios may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolios as well. As a result, neither Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

     Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct or continue to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

     Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any distributed cash exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables the Portfolio holds, (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain or loss may be recognized on an in-kind distribution by the Portfolio. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

     Interest a Portfolio receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Taxation of the Funds' Shareholders
-----------------------------------

     Each Fund is required to withhold 28% of all dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number or who otherwise are subject to backup withholding.

     The income dividends each Fund pays to a non-resident alien individual or foreign corporation (I.E., a non-U.S. person) generally are subject to a 30% (or lower treaty rate) federal withholding tax ("withholding tax"). Pursuant to the American Jobs Creation Act of 2004, Fund distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Fund's (including its share of the Portfolio's) "qualified net interest income" and/or short-term capital gain, and
(3) with respect to a taxable year beginning after December 31, 2004, and before January 1, 2008, are exempt from withholding tax.

                        VALUATION OF PORTFOLIO SECURITIES

     Each Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to enable its corresponding Fund to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Portfolios' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Funds, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Funds, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of LBAM, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Fund's knowledge, no affiliate of the Portfolios receive give-ups or reciprocal business in connection with its securities transactions.



     During the fiscal period ended March 31, 2005, Institutional Liquidity Portfolio acquired securities of the following of its "regular brokers or dealers": Citigroup Global Markets, Inc., Credit Suisse First Boston Corp., Morgan Stanley, Goldman Sachs & Co., J.P. Morgan Securities, Inc., and Merrill, Lynch, Pierce, Fenner & Smith, Inc. At March 31, 2005, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Citigroup Global Markets, Inc., $93,994,024; Credit Suisse First Boston Corp., $81,010,837; Morgan Stanley, $75,000,000; Goldman Sachs & Co., $70,000,000; J.P. Morgan Securities, Inc., $55,000,000; and Merrill, Lynch, Pierce, Fenner & Smith, Inc., $14,078,806.

     During the fiscal period ended March 31, 2005, Prime Portfolio acquired securities of the following of its "regular brokers or dealers": Morgan Stanley, Citigroup Global Markets, Inc., Merrill, Lynch, Pierce, Fenner & Smith, Inc., Credit Suisse First Boston Corp., and Goldman Sachs & Co. At March 31, 2005, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: Morgan Stanley, $35,019,569; Citigroup Global
Markets, Inc., $22,570,701; Merrill, Lynch, Pierce, Fenner & Smith, Inc., $11,375,169; Credit Suisse First Boston Corp., $10,002,884; and Goldman Sachs & Co., $10,000,000.

     The Portfolios may, from time to time, loan portfolio securities to Neuberger Berman and Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Portfolio to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Portfolio will be made on terms at least as favorable to the Portfolio as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Portfolios. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.


     The use of Neuberger Berman and Lehman Brothers as brokers for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by a Portfolio to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Portfolio and (2) at least as favorable as those charged by other brokers having comparable execution capability in LBAM's judgment. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

     A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Funds must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.


     To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.


     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Portfolio cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Portfolios participate in.

Portfolio Holdings Disclosure Policy
------------------------------------

     The Portfolios prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Portfolios, rating and ranking organizations, and affiliated persons of the Portfolios or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Portfolio's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and the Portfolios have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Portfolios with a specific business reason to know the portfolio holdings of a Portfolio (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Portfolios' President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Portfolios prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Portfolio by completing a holdings disclosure form. The completed form must be submitted to the Portfolios' President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Portfolios or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Portfolios or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.


     Neither the  Portfolios,  NB  Management  nor any  affiliate  of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Portfolios' Chief Compliance Officer, the Board of Directors reviews the Portfolios' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.


     Pursuant to Codes of Ethics adopted by the Portfolios, NB Management and LBAM ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Portfolios except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Portfolios' shareholders. The Codes also prohibit any person associated with the Portfolios, NB Management or LBAM, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Portfolios from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.


Portfolio Holdings Approved Recipients
--------------------------------------

     The Portfolios currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Portfolio has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Porfolio employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Portfolio's activities and supplies each Portfolio with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Portfolio which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of that Portfolio, except with the Portfolio's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     RATING, RANKING AND RESEARCH AGENCIES. Each Portfolio sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for each Portfolio. Each Portfolio provides its complete portfolio holdings to: Vestek and Bloomberg L.P. each day; Standard and Poor's, a division of The McGraw-Hill Companies, Inc. and Lipper, a Reuters company on the second business day of each month; Morningstar, Inc. on the fifth calendar day of each month; and Capital Access on the tenth calendar day of each month. Each Portfolio also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Portfolio's top 10 holdings. No compensation is received by each Portfolio, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. Each Portfolio either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Portfolio's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each Portfolio.


Proxy Voting
------------

     The Board has delegated to NB Management the responsibility to vote proxies related to the securities held in the Portfolios. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Funds. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with NB Management's voting guidelines.

     NB Management's guidelines adopt the voting recommendations of ISS. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NB Management's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                             REPORTS TO SHAREHOLDERS

     Shareholders of each Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Fund. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Funds
---------

     Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of October 1, 2004. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has two separate operating series (the Funds). The Fund Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


     Neuberger Berman INSTITUTIONAL CASH Fund was previously a series of Neuberger Berman Income Funds, a Delaware statutory trust. On December 21, 2004, shareholders of Neuberger Berman Institutional Cash Fund voted to approve its reorganization into a series of the Trust.

     DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Fund Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Fund Trustees do not intend to hold annual meetings of shareholders of the Funds. The Fund Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund or Class entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

The Portfolios
--------------

     Each Portfolio is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has three separate portfolios (including the Portfolios). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." Each Portfolio, which has the same investment objective, policies, and limitations as the Fund that invests in it, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.

     Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio.


     Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any Fund that invests in a Portfolio is available from NB Management by calling 800-877-9700.


     The Fund Trustees believe that investment in a Portfolio by other potential investors in addition to the Funds may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in a Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the Fund Trustees determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the Fund Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If a Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from a Portfolio, the Fund Trustees would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

     INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of Portfolio investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

     CERTAIN PROVISIONS. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of the Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Master Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Master Trust or Portfolio and provides for indemnification out of Master Trust or Portfolio property of any shareholder nevertheless held personally liable for Master Trust or Portfolio obligations, respectively, merely on the basis of being a shareholder.

                          CUSTODIAN AND TRANSFER AGENT

     Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Neuberger Berman Institutional Liquidity Series, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Neuberger Berman INSTITUTIONAL CASH Fund and its corresponding portfolio, Institutional Liquidity Portfolio, has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the Independent Registered Public Accounting Firm that will audit its financial statements. Neuberger Berman PRIME MONEY Fund and its corresponding portfolio, Prime Portfolio, has selected Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the Independent Registered Public Accounting Firm that will audit its financial statements.

                                  LEGAL COUNSEL

     The Trusts have selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, DC 20036-1221, as their legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of July 15, 2005, the following are all of the beneficial and record owners of more than five percent of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.


FUND                    NAME & ADDRESS                        PERCENT OWNED
INSTITUTIONAL CASH      LEHMAN BROTHERS INC                     75.75%
FUND                    FOR THE EXCLUSIVE
                        BENEFIT OF CUSTOMERS
                        70 HUDSON STREET 7TH FL
                        JERSEY CITY NJ 07302-
                        6599
                        LEHMAN BROTHERS INC                     24.23%
                        FOR THE EXCLUSIVE
                        BENEFIT OF CUSTOMERS
                        70 HUDSON STREET 7TH FL
                        JERSEY CITY NJ  07302-
                        6599
PRIME MONEY FUND        NEUBERGER BERMAN                        59.38%
                        GENESIS CASH SWEEP
                        ACCOUNT
                        ATTN BARBARA MUINOS
                        605 THIRD AVENUE
                        NEW YORK NY 10158

                        NEUBERGER BERMAN                         9.29%
                        FASCIANO CASH SWEEP
                        ACCOUNT
                        605 THIRD AVENUE
                        NEW YORK NY 10158
                        NEUBERGER BERMAN                         8.52%
                        PARTNERS CASH SWEEP
                        ACCOUNT
                        ATTN BARBARA MUINOS
                        605 THIRD AVENUE
                        NEW YORK NY 10158




                             REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds and Portfolios.

     Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended March 31, 2005:

          The audited financial statements of Neuberger Berman INSTITUTIONAL CASH Fund and Institutional Liquidity Portfolio, notes thereto, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

          The audited financial statements of Neuberger Berman PRIME MONEY Fund and Prime Portfolio, notes thereto, and the reports of Tait, Weller & Baker, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

          S&P CORPORATE BOND RATINGS:
          ---------------------------

          AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

          A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

          BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

          BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          CI - The rating CI is reserved for income bonds on which no interest is being paid.

          D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

          PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

          MOODY'S CORPORATE BOND RATINGS:
          -------------------------------

          Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

          Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

          A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          Ca - Bonds rated CA represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

          FITCH CORPORATE BOND RATINGS:
          -----------------------------

          THE FOLLOWING DESCRIPTIONS OF FITCH'S LONG-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

          AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

          BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          B - Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

          DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

          PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

          DBRS CORPORATE BOND RATINGS:
          ----------------------------

          THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

          AAA - Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

          AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, debt rated AA differs from debt rated AAA only to a small degree.

          A - Long-term debt rated A is considered to be of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

          BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

          BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

          B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

          CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

          D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

          HIGH OR LOW - The ratings above may be modified by the addition of "high" or "low" to show relative standing within the major categories. The absence of either indicates the rating is in the "middle" of a category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     ---------------------------------

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

 -   Leading market positions in well-established industries.

 -   High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     FITCH COMMERCIAL PAPER RATINGS:
     -------------------------------

     THE FOLLOWING DESCRIPTIONS OF FITCH SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

     F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     DBRS COMMERCIAL PAPER RATINGS:
     ------------------------------

     THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

     R-1 (HIGH) - Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

     R-1 (MIDDLE) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

                                     PART C

                                OTHER INFORMATION

ITEM 23.    Exhibits
--------    --------

(a)         (1)     Certificate of Trust. (Incorporated by Reference to the
                    Registrant's initial Registration statement, File Nos.
                    333-120168 and 811-21647, filed on November 2, 2004)

            (2) Trust Instrument. (Incorporated by Reference to the Registrant's initial Registration statement, File Nos. 333-120168 and 811-21647, filed on November 2, 2004)

(b) By-Laws. (Incorporated by Reference to the Registrant's initial Registration statement, File Nos. 333-120168 and 811-21647, filed on November 2, 2004)

(c) Trust Instrument Articles IV, V, and VI and By-Laws Articles V, VI, and VIII.

(d)         (1)     Management Agreement between Institutional Liquidity Trust and Neuberger Berman Management Inc. ("NB Management").
                    (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos.
                    333-120168 and 811-21647, filed on December 23, 2004 )

            (2) Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management, Inc. ("LBAM"). (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-120168 and 811-21647, filed on December 23, 2004 )

(e)         (1)     Distribution and Services Agreement between Registrant, on behalf of its series Neuberger Berman Prime Money Fund, and NB Management. (Incorporated by Reference to Pre-Effective
                    Amendment No. 1 to the Registrant's Registration Statement,
                    File Nos. 333-120168 and 811-21647, filed on December 23,
                    2004 )

            (2) Distribution Agreement between Registrant, on behalf of its series Neuberger Berman Institutional Cash Fund, and NB Management. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-120168 and 811-21647, filed on December 23, 2004 )

(f)         Bonus, Profit Sharing Contracts.  (Not applicable)

(g) Custodian Contract Between Registrant and State Street Bank and Trust Company. (Filed herewith)

(h)         (1)     Transfer Agency and Service Agreement between Registrant and
                    State Street Bank and Trust Company. (Incorporated by
                    Reference to Pre-Effective Amendment No. 1 to the
                    Registrant's Registration Statement, File Nos. 333-120168 and 811-21647, filed on December 23, 2004 )

            (2) Administration Agreement between Registrant and NB Management. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-120168 and 811-21647, filed on December 23, 2004 )

(i) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP with respect to legality of securities being registered. (Filed herewith)

(j)         (1)     Consent of Ernst & Young LLP, Independent Registered Public
                    Accounting Firm. (Filed herewith)

            (2) Consent of Tait, Weller & Baker, Independent Registered Public Accounting Firm. (Filed herewith)

(k)         Financial Statements Omitted from Prospectus.  (Not applicable)

(l) Letter of Investment Intent. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-120168 and 811-21647, filed on December 23, 2004 )

(m) Plan Pursuant to Rule 12b-1 with respect to Trust Class shares of Registrant. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-120168 and 811-21647, filed on December 23, 2004)

(n)         Plan Pursuant to Rule 18f-3.  (Not applicable)

(o)         (1)     Powers of Attorney for Registrant. (Incorporated by
                    Reference to the Registrant's initial Registration statement, File Nos. 333-120168 and 811-21647, filed on November 2, 2004)

            (2) Powers of Attorney for Institutional Liquidity Trust. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos. 333-120168 and 811-21647, filed on December 23, 2004 )

(p)         (1)     Code of Ethics for Registrant and NB Management.
                    (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement, File Nos.
                    333-120168 and 811-21647, filed on December 23, 2004 )

            (2) Code of Ethics for LBAM. (Incorporated by Reference to the Registrant's initial Registration statement, File Nos. 333-120168 and 811-21647, filed on November 2, 2004)


ITEM 24.    Persons Controlled by or Under Common Control With Registrant.
-------     -------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.

ITEM 25.    Indemnification.
--------    ----------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that "every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof...". Indemnification will not be provided to a person adjudicated by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreement between NB Management and Institutional Liquidity Trust (the "Master Trust") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Master Trust against any liability to the Master Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Master Trust.

     Section 6 of the Investment Advisory Agreement between NB Management and LBAM, with respect to the Master Trust or any series thereof, provides that neither LBAM nor any director, officer or employee of LBAM performing services for any series of the Master Trust shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

     Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each series of the Registrant provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such series; PROVIDED, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management or that of its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NB Management shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NB Management. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

     Section 14 of the Distribution and Services Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933,as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers Insurance.

ITEM 26.   Business and Other Connections of Investment Adviser and Sub-Adviser.
-------    ---------------------------------------------------------------------

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Claudia Brandon                     Vice President, Neuberger Berman, LLC since 2002;
Vice President/Mutual Fund Board    Employee, Neuberger Berman, LLC since 1999; Secretary,
Relations, NB Management since      Neuberger Berman Advisers Management Trust; Secretary,
May 2000; Vice President, NB        Neuberger Berman Equity Funds; Secretary, Neuberger Berman
Management from 1986-1999.          Income Funds; Secretary, Neuberger Berman Real Estate
                                    Income Fund Inc.; Secretary, Neuberger Berman Intermediate
                                    Municipal Fund Inc.; Secretary, Neuberger Berman New York
                                    Intermediate Municipal Fund Inc.; Secretary, Neuberger
                                    Berman California Intermediate Municipal Fund Inc.;
                                    Secretary, Neuberger Berman Realty Income Fund Inc.;
                                    Secretary, Neuberger Berman Income Opportunity Fund Inc.;
                                    Secretary, Neuberger Berman Real Estate Securities Income
                                    Fund Inc.; Secretary, Neuberger Berman Dividend Advantage
                                    Fund Inc.; Secretary, Neuberger Berman Institutional
                                    Liquidity Series; Secretary, Lehman Brothers Institutional
                                    Liquidity Series; Secretary, Institutional Liquidity
                                    Trust; Secretary, Lehman Brothers Reserve Liquidity Series.

Thomas J. Brophy                    Managing Director, Neuberger Berman, LLC.
Vice President, NB Management
since March 2000.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Steven R. Brown                     Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management       Manager, Neuberger Berman Real Estate Income Fund, Inc.;
since 2002.                         Portfolio Manager, Neuberger Berman Realty Income Fund
                                    Inc.; Portfolio Manager, Neuberger Berman Income
                                    Opportunity Fund Inc.; Portfolio Manager, Neuberger Berman
                                    Real Estate Securities Income Fund Inc.; Portfolio
                                    Manager, Neuberger Berman Dividend Advantage Fund Inc.

Lori Canell                         Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Brooke A. Cobb                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Robert Conti                        Vice President, Neuberger Berman, LLC; Vice President,
Senior Vice President,              Neuberger Berman Income Funds; Vice President, Neuberger
NB Management since November        Berman Equity Funds; Vice President, Neuberger Berman
2000; Treasurer, NB Management      Advisers Management Trust; Vice President, Neuberger
until May 2000.                     Berman Real Estate Income Fund Inc.; Vice President,
                                    Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                                    President Neuberger Berman New York Intermediate Municipal
                                    Fund Inc.; Vice President, Neuberger Berman California
                                    Intermediate Municipal Fund Inc.; Vice President,
                                    Neuberger Berman Realty Income Fund Inc.; Vice President,
                                    Neuberger Berman Income Opportunity Fund Inc.; Vice
                                    President, Neuberger Berman Real Estate Securities Income
                                    Fund Inc.; Vice President, Neuberger Berman Dividend
                                    Advantage Fund Inc.; Vice President, Neuberger Berman
                                    Institutional Liquidity Series; Vice President, Lehman
                                    Brothers Institutional Liquidity Series; Vice President,
                                    Institutional Liquidity Trust; Vice President, Lehman
                                    Brothers Reserve Liquidity Series.

Robert B. Corman                    Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management       Manager, Neuberger Berman Focus Fund.
since 2003.

Daniella Coules                     Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management       Manager, Neuberger Berman Income Opportunity Fund Inc.
since 2002.

Robert W. D'Alelio                  Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Ingrid Dyott                        Vice President, Neuberger Berman, LLC.
Vice President, NB Management.

Michael F. Fasciano                 Managing Director, Neuberger Berman, LLC since March 2001;
Vice President, NB Management       President, Fasciano Company Inc. until March 2001;
since March 2001.                   Portfolio Manager, Fasciano Fund Inc. until March 2001.

Robert S. Franklin                  Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Brian P. Gaffney                    Managing Director, Neuberger Berman, LLC since 1999; Vice
Senior Vice President,              President, Neuberger Berman Income Funds; Vice President,
NB Management since November        Neuberger Berman Equity Funds; Vice President, Neuberger
2000; Vice President, NB            Berman Advisers Management Trust; Vice President,
Management from April 1997          Neuberger Berman Real Estate Income Fund Inc.; Vice
through November 1999.              President, Neuberger Berman Intermediate Municipal Fund
                                    Inc.; Vice President, Neuberger Berman New York
                                    Intermediate Municipal Fund Inc.; Vice President,
                                    Neuberger Berman California Intermediate Municipal Fund
                                    Inc.; Vice President, Neuberger Berman Realty Income Fund
                                    Inc.; Vice President, Neuberger Berman Income Opportunity
                                    Fund Inc.; Vice President, Neuberger Berman Real Estate
                                    Securities Income Fund Inc.; Vice President, Neuberger
                                    Berman Dividend Advantage Fund Inc.; Vice President,
                                    Neuberger Berman Institutional Liquidity Series; Vice
                                    President, Lehman Brothers Institutional Liquidity Series;
                                    Vice President, Institutional Liquidity Trust; Vice
                                    President, Lehman Brothers Reserve Liquidity Series.

Robert I. Gendelman                 Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Thomas E. Gengler, Jr.              Senior Vice President, Neuberger Berman, LLC since
Senior Vice President, NB           February 2001; prior thereto, Vice President, Neuberger
Management since March 2001 prior   Berman, LLC since 1999.
thereto, Vice President,
NB Management.

Theodore P. Giuliano                Managing Director, Neuberger Berman, LLC.
Vice President (and Director
until February 2001),
NB Management.

Joseph K. Herlihy                   Senior Vice President and Treasurer, Neuberger Berman,
Treasurer, NB Management.           LLC; Treasurer, Neuberger Berman Inc.

Barbara R. Katersky                 Senior Vice President, Neuberger Berman, LLC.
Senior Vice President,
NB Management.

Robert B. Ladd                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Kelly M. Landron                    None.
Vice President, NB Management
Inc. since March 2000.

Jeffrey B. Lane                     Chief Executive Officer and President, Neuberger Berman,
Director, NB Management since       LLC; Director, Chief Executive Officer and President,
February 2001.                      Neuberger Berman Inc.; Director, Neuberger Berman Trust
                                    Company from June 1999 until November 2000.

Michael F. Malouf                   Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Robert Matza                        Executive Vice President and Chief Operating Officer,
Director, NB Management since       Neuberger Berman, LLC since January 2001; prior thereto,
April 2000.                         Executive Vice President and Chief Administrative Officer,
                                    Neuberger Berman, LLC; Executive Vice President, Chief
                                    Operating Officer and Director, Neuberger Berman Inc.
                                    since January 2001, prior thereto, Executive Vice
                                    President, Chief Administrative Officer and Director,
                                    Neuberger Berman Inc.

Arthur Moretti                      Managing Director, Neuberger Berman, LLC since June 2001;
Vice President, NB Management       Managing Director, Eagle Capital from January 1999 until
since June 2001.                    June 2001.

S. Basu Mullick                     Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.

Wayne C. Plewniak                   Managing Director, Neuberger Berman, LLC; Portfolio
Vice President, NB Management       Manager, Neuberger Berman Income Opportunity Fund Inc.
since 2002.

Janet W. Prindle                    Managing Director, Neuberger Berman, LLC; Director,
Vice President, NB Management.      Neuberger Berman National Trust Company since January
                                    2001; Director, Neuberger Berman Trust Company of Delaware
                                    since April 2001.

Kevin L. Risen                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Jack L. Rivkin                      Executive Vice President, Neuberger Berman, LLC; Executive
Chairman and Director, NB           Vice President, Neuberger Berman Inc.; President and
Management since December 2002.     Director, Neuberger Berman Real Estate Income Fund Inc;
                                    President and Director, Neuberger Berman Intermediate
                                    Municipal Fund Inc.; President and Director, Neuberger
                                    Berman New York Intermediate Municipal Fund Inc.;
                                    President and Director, Neuberger Berman California
                                    Intermediate Municipal Fund Inc.; President and Trustee,
                                    Neuberger Berman Advisers Management Trust; President and
                                    Trustee, Neuberger Berman Equity Funds; President and
                                    Trustee, Neuberger Berman Income Funds; President and
                                    Director, Neuberger Berman Realty Income Fund Inc.;
                                    President and Director, Neuberger Berman Income
                                    Opportunity Fund Inc.; President and Director, Neuberger
                                    Berman Real Estate Securities Income Fund Inc.; President
                                    and Director, Neuberger Berman Dividend Advantage Fund
                                    Inc.; President and Trustee, Neuberger Berman
                                    Institutional Liquidity Series; President and Trustee,
                                    Lehman Brothers Institutional Liquidity Series; President
                                    and Trustee, Institutional Liquidity Trust; President and
                                    Trustee, Lehman Brothers Reserve Liquidity Series.

Benjamin E. Segal                   Managing Director, Neuberger Berman, LLC since November
Vice President, NB Management.      2000, prior thereto, Vice President, Neuberger Berman, LLC.

Kent C. Simons                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------
Matthew S. Stadler                  Senior Vice President and Chief Financial Officer,
Senior Vice President and Chief     Neuberger Berman, LLC since August 2000, prior thereto,
Financial Officer, NB Management    Controller, Neuberger Berman, LLC from November 1999 to
since August 2000.                  August 2000; Senior Vice President and Chief Financial
                                    Officer, Neuberger Berman Inc. since August 2000; Senior
                                    Vice President and Chief Financial Officer, National
                                    Discount Brokers Group from May 1999 until October 1999.

Peter E. Sundman                    Executive Vice President, Neuberger Berman, LLC; Executive
President and Director,             Vice President and Director, Neuberger Berman Inc.;
NB Management.                      Chairman of the Board, Chief Executive Officer and
                                    Trustee, Neuberger Berman Income Funds; Chairman of the
                                    Board, Chief Executive Officer and Trustee, Neuberger
                                    Berman Advisers Management Trust; Chairman of the Board,
                                    Chief Executive Officer and Trustee, Neuberger Berman
                                    Equity Funds; Chairman of the Board, Chief Executive
                                    Officer and Director, Neuberger Berman Real Estate Income
                                    Fund Inc.; Chairman of the Board, Chief Executive Officer
                                    and Director, Neuberger Berman Intermediate Municipal Fund
                                    Inc.; Chairman of the Board, Chief Executive Officer and
                                    Director, Neuberger Berman New York Intermediate Municipal
                                    Fund Inc.; Chairman of the Board, Chief Executive Officer
                                    and Director, Neuberger Berman California Intermediate
                                    Municipal Fund Inc.; Chairman of the Board, Chief
                                    Executive Officer and Director, Neuberger Berman Realty
                                    Income Fund Inc.; Chairman of the Board, Chief Executive
                                    Officer and Director, Neuberger Berman Income Opportunity
                                    Fund Inc.; Chairman of the Board, Chief Executive Officer
                                    and Director, Neuberger Berman Real Estate Securities
                                    Income Fund Inc.; Chairman of the Board, Chief Executive
                                    Officer and Director, Neuberger Berman Dividend Advantage
                                    Fund Inc.; Chairman of the Board, Chief Executive Officer
                                    and Trustee, Neuberger Berman Institutional Liquidity
                                    Series; Chairman of the Board, Chief Executive Officer and
                                    Trustee, Lehman Brothers Institutional Liquidity Series;
                                    Chairman of the Board, Chief Executive Officer and
                                    Trustee, Institutional Liquidity Trust; Chairman of the
                                    Board, Chief Executive Officer and Trustee, Lehman
                                    Brothers Reserve Liquidity Series.

Judith M. Vale                      Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

Allan R. White, III                 Managing Director, Neuberger Berman, LLC.
Vice President, NB Management.

The principal address of NB Management, Neuberger Berman, LLC, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

     The description of LBAM under the caption "Investment Management and Administration Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of LBAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-42006) is incorporated herein by reference.

ITEM 27.    Principal Underwriters.
--------    -----------------------

     (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

               Neuberger Berman Advisers Management Trust
               Neuberger Berman Equity Funds
               Neuberger Berman Income Funds
               Lehman Brothers Institutional Liquidity Series
               Lehman Brothers Reserve Liquidity Series

     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                           POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                    WITH REGISTRANT
----                       ----------------                    ---------------
Claudia Brandon            Vice President/Mutual Fund Board    Secretary
                           Relations
Thomas J. Brophy           Vice President                      None
Steven R. Brown            Vice President                      None
Lori Canell                Vice President                      None
Phillip R. Carroll         Chief Compliance Officer            Chief Compliance Officer
Brooke A. Cobb             Vice President                      None
Robert Conti               Senior Vice President               Vice President
Robert B. Corman           Vice President                      None
Daniella Coules            Vice President                      None
Robert W. D'Alelio         Vice President                      None
Ingrid Dyott               Vice President                      None
Michael F. Fasciano        Vice President                      None
Robert S. Franklin         Vice President                      None
Brian P. Gaffney           Senior Vice President               Vice President
Robert I. Gendelman        Vice President                      None
Thomas E. Gengler, Jr.     Senior Vice President               None
Maxine L. Gerson           General Counsel and Secretary       None
Theodore P. Giuliano       Vice President                      None
Joseph K. Herlihy          Treasurer                           None
Barbara R. Katersky        Senior Vice President               None
Robert B. Ladd             Vice President                      None
Kelly M. Landron           Vice President                      None
Jeffrey B. Lane            Director                            None
Michael F. Malouf          Vice President                      None
Robert Matza               Director                            None
Arthur Moretti             Vice President                      None
S. Basu Mullick            Vice President                      None
Wayne C. Plewniak          Vice President                      None
Janet W. Prindle           Vice President                      None

                           POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                    WITH REGISTRANT
----                       ----------------                    ---------------
Kevin L. Risen             Vice President                      None
Jack L. Rivkin             Chairman and Director               President and Trustee
Benjamin E. Segal          Vice President                      None
Kent C. Simons             Vice President                      None
Matthew S. Stadler         Senior Vice President and Chief     None
                           Financial Officer
Peter E. Sundman           President and Director              Trustee and Chairman of the
                                                               Board
Judith M. Vale             Vice President                      None
Allan R. White, III        Vice President                      None

     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 28.    Location of Accounts and Records.
-------     ---------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

ITEM 29.    Management Services.
--------    --------------------

     Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 30.    Undertakings.
--------    -------------

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of July, 2005.


                                NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES

                                By: /s/ JACK L. RIVKIN
                                    --------------------------------------------
                                    Name:  Jack L. Rivkin*
                                    Title: President and Trustee


     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                     Title                            Date
---------                                     -----                            ----
                                   Chairman of the Board, Chief
/s/ Peter E. Sundman              Executive Officer and Trustee           July 27, 2005
---------------------------
Peter E. Sundman*

/s/ Jack L. Rivkin                    President and Trustee               July 27, 2005
---------------------------
Jack L. Rivkin*

                                     Treasurer and Principal
                                     Financial and Accounting             July 27, 2005
/s/ John M. McGovern                         Officer
---------------------------
John M. McGovern

/s/ John Cannon                              Trustee                      July 27, 2005
---------------------------
John Cannon*

/s/ Faith Colish                             Trustee                      July 27, 2005
---------------------------
Faith Colish*

Signature                                     Title                            Date
---------                                     -----                            ----
/s/ C. Anne Harvey                           Trustee                      July 27, 2005
---------------------------
C. Anne Harvey*

/s/ Barry Hirsch                             Trustee                      July 27, 2005
---------------------------
Barry Hirsch*

/s/ Robert A. Kavesh                         Trustee                      July 27, 2005
---------------------------
Robert A. Kavesh*

/s/ Howard A. Mileaf                         Trustee                      July 27, 2005
---------------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                        Trustee                      July 27, 2005
---------------------------
Edward I. O'Brien*

/s/ William E. Rulon                         Trustee                      July 27, 2005
---------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                        Trustee                      July 27, 2005
---------------------------
Cornelius T. Ryan*

/s/ Tom Decker Seip                          Trustee                      July 27, 2005
---------------------------
Tom Decker Seip*

/s/ Candace L. Straight                      Trustee                      July 27, 2005
---------------------------
Candace L. Straight*

/s/ Peter P. Trapp                           Trustee                      July 27, 2005
---------------------------
Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on July 27, 2005 pursuant to power of attorney, which is incorporated by reference to the Registrant's initial Registration statement, File Nos. 333-120167 and 811-21648 filed on November 2, 2004.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485 (b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of July, 2005.


                                            INSTITUTIONAL LIQUIDITY TRUST


                                            By:  /s/JACK L. RIVKIN
                                                 -------------------------------
                                                 Name:  Jack L. Rivkin*
                                                 Title: President and Trustee

     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                     Title                            Date
---------                                     -----                            ----

                                   Chairman of the Board, Chief
/s/Peter E. Sundman               Executive Officer and Trustee           July 27, 2005
---------------------------
Peter E. Sundman*

/s/Jack L. Rivkin                     President and Trustee               July 27, 2005
---------------------------
Jack L. Rivkin*

                                     Treasurer and Principal
                                     Financial and Accounting
/s/John M. McGovern                          Officer                      July 27, 2005
---------------------------
John M. McGovern

/s/John Cannon                               Trustee                      July 27, 2005
---------------------------
John Cannon*

/s/Faith Colish                              Trustee                      July 27, 2005
---------------------------
Faith Colish*

/s/C. Anne Harvey                            Trustee                      July 27, 2005
---------------------------
C. Anne Harvey*

/s/Barry Hirsch                              Trustee                      July 27, 2005
---------------------------
Barry Hirsch*

Signature                                     Title                            Date
---------                                     -----                            ----
/s/Robert A. Kavesh                          Trustee                      July 27, 2005
---------------------------
Robert A. Kavesh*

/s/Howard A. Mileaf                          Trustee                      July 27, 2005
---------------------------
Howard A. Mileaf*

/s/Edward I. O'Brien                         Trustee                      July 27, 2005
---------------------------
Edward I. O'Brien*

/s/William E. Rulon                          Trustee                      July 27, 2005
---------------------------
William E. Rulon*

/s/Cornelius T. Ryan                         Trustee                      July 27, 2005
---------------------------
Cornelius T. Ryan*

/s/Tom Decker Seip                           Trustee                      July 27, 2005
---------------------------
Tom Decker Seip*

/s/Candace L. Straight                       Trustee                      July 27, 2005
---------------------------
Candace L. Straight*

/s/Peter P. Trapp                            Trustee                      July 27, 2005
---------------------------
Peter P. Trapp*

**Signatures affixed by Lori L. Schneider on July 27, 2005 pursuant to power of attorney, which is incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-120168 and 811-21647 filed on December 23, 2004.

                 NEUBERGER BERMAN INSTITUTIONAL LIQUIDITY SERIES
                                  EXHIBIT INDEX

Exhibit             Description
-------             -----------

(g)       Custodian Contract Between Registrant and State Street Bank and Trust
          Company.

(i) Opinion and Consent of Kirkpatrick & Lockhart Nicholson Graham LLP with respect to legality of securities being registered.

(j)       (1)   Consent of Ernst & Young LLP, Independent Registered Public
                Accounting Firm.

(j)       (2)   Consent of Tait, Weller & Baker, Independent Registered Public
                Accounting Firm.